UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
20,202,304	AZL Enhanced Bond Index Fund	$228,488,064
3,493,979	AZL International Index Fund	56,253,056
1,382,504	AZL Mid Cap Index Fund	34,147,844
8,103,560	AZL S&P 500 Index Fund, Class 2	117,663,688
1,137,793	AZL Small Cap Stock Index Fund	18,227,443

Total Affiliated Investment Companies (Cost $352,312,616)		454,780,095

Total Investment Securities (Cost $352,312,616)(a)—100.0%		454,780,095
Net other assets (liabilities)—0.0%		24,558

Net Assets—100.0%		$454,804,653

Percentages indicated are based on net assets as of March 31, 2015.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.9%):
33,313,639	AZL Enhanced Bond Index Fund	$376,777,254
17,429,443	AZL International Index Fund	280,614,033
6,678,985	AZL Mid Cap Index Fund	164,970,941
40,493,542	AZL S&P 500 Index Fund, Class 2	587,966,228
5,167,940	AZL Small Cap Stock Index Fund	82,790,393

Total Affiliated Investment Companies (Cost $1,095,355,061)		1,493,118,849

Unaffiliated Investment Company (0.0%):
120,320	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	120,320

Total Unaffiliated Investment Company (Cost $120,320)		120,320

Total Investment Securities (Cost $1,095,475,381)(b)—99.9%		1,493,239,169
Net other assets (liabilities)—0.1%		1,004,484

Net Assets—100.0%		$1,494,243,653

Percentages indicated are based on net assets as of March 31, 2015.

(a)	The rate represents the effective yield at March 31, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
138,843	AZL BlackRock Capital Appreciation Fund	$2,679,679
172,977	AZL Dreyfus Research Growth Fund	2,693,259
182,109	AZL Federated Clover Small Value Fund	4,102,916
339,865	AZL Gateway Fund	4,074,987
334,465	AZL International Index Fund	5,384,888
414,056	AZL Invesco Growth and Income Fund	6,732,554
285,095	AZL Invesco International Equity Fund	5,433,904
303,309	AZL JPMorgan International Opportunities Fund	5,362,505
480,719	AZL JPMorgan U.S. Equity Fund	8,047,244
3,709,205	AZL MetWest Total Return Bond Fund	37,833,892
116,054	AZL MFS Investors Trust Fund	2,694,767
212,312	AZL MFS Mid Cap Value Fund	2,757,935
619,056	AZL MFS Value Fund	8,122,015
111,028	AZL Mid Cap Index Fund	2,742,404
234,760	AZL Morgan Stanley Global Real Estate Fund	2,718,519
154,063	AZL Morgan Stanley Mid Cap Growth Fund	2,686,859
348,240	AZL Oppenheimer Discovery Fund	5,394,244
3,658,896	AZL Pyramis Core Bond Fund	37,796,397
170,943	AZL Russell 1000 Growth Index Fund	3,030,821
574,394	AZL Russell 1000 Value Index Fund	8,437,848
230,426	AZL Wells Fargo Large Cap Growth Fund	2,686,764
297,549	NFJ Dividend Value Portfolio	4,019,881
292,420	PIMCO PVIT Global Advantage Strategy Bond Portfolio	2,701,958
1,707,104	PIMCO PVIT High Yield Portfolio	13,656,830
2,298,123	PIMCO PVIT Low Duration Portfolio	24,475,011
1,043,008	PIMCO PVIT Real Return Portfolio	13,590,398
3,320,044	PIMCO PVIT Total Return Portfolio	37,848,502

Total Affiliated Investment Companies (Cost $230,816,313)		257,706,981

Unaffiliated Investment Companies (2.6%):
128,208	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	128,208
7,000,289	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	7,000,289

Total Unaffiliated Investment Companies (Cost $7,128,497)		7,128,497

Total Investment Securities (Cost $237,944,810)(b)—97.7%		264,835,478
Net other assets (liabilities)—2.3%		6,275,660

Net Assets—100.0%		$271,111,138

Percentages indicated are based on net assets as of March 31, 2015.

(a)	The rate represents the effective yield at March 31, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $6,566,437 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/15	68	$8,765,625	$86,030
S&P 500 Index E-Mini June Futures	Long	6/19/15	46	4,739,840	10,344

Total					$96,374

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
995,127	AZL BlackRock Capital Appreciation Fund	$19,205,961
1,237,012	AZL Dreyfus Research Growth Fund	19,260,281
1,151,407	AZL Federated Clover Small Value Fund	25,941,195
2,164,244	AZL Gateway Fund	25,949,288
2,360,431	AZL International Index Fund	38,002,937
1,964,713	AZL Invesco Growth and Income Fund	31,946,229
2,011,745	AZL Invesco International Equity Fund	38,343,864
2,860,008	AZL JPMorgan International Opportunities Fund	50,564,949
3,046,544	AZL JPMorgan U.S. Equity Fund	50,999,151
14,135,245	AZL MetWest Total Return Bond Fund	144,179,499
831,346	AZL MFS Investors Trust Fund	19,303,844
1,009,882	AZL MFS Mid Cap Value Fund	13,118,369
2,928,291	AZL MFS Value Fund	38,419,183
528,366	AZL Mid Cap Index Fund	13,050,646
1,664,723	AZL Morgan Stanley Global Real Estate Fund	19,277,489
722,356	AZL Morgan Stanley Mid Cap Growth Fund	12,597,885
2,195,295	AZL NFJ International Value Fund	25,443,463
2,075,592	AZL Oppenheimer Discovery Fund	32,150,926
13,957,190	AZL Pyramis Core Bond Fund	144,177,776
1,627,230	AZL Russell 1000 Growth Index Fund	28,850,781
3,694,302	AZL Russell 1000 Value Index Fund	54,269,298
1,653,844	AZL Schroder Emerging Markets Equity Fund, Class 2	12,519,599
1,648,235	AZL Wells Fargo Large Cap Growth Fund	19,218,420
1,404,500	NFJ Dividend Value Portfolio	18,974,798
1,334,780	PIMCO PVIT Global Advantage Strategy Bond Portfolio	12,333,368
4,859,282	PIMCO PVIT High Yield Portfolio	38,874,257
7,262,927	PIMCO PVIT Low Duration Portfolio	77,350,177
3,972,790	PIMCO PVIT Real Return Portfolio	51,765,454
12,653,504	PIMCO PVIT Total Return Portfolio	144,249,947

Total Affiliated Investment Companies (Cost $996,147,169)		1,220,339,034

Unaffiliated Investment Companies (3.1%):
51,676	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	51,676

Shares		Fair Value
40,001,650	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	$40,001,650

Total Unaffiliated Investment Companies (Cost $40,053,326)		40,053,326

Total Investment Securities (Cost $1,036,200,495)(b)—98.1%		1,260,392,360
Net other assets (liabilities)—1.9%		23,887,217

Net Assets—100.0%		$1,284,279,577

Percentages indicated are based on net assets as of March 31, 2015.

(a)	The rate represents the effective yield at March 31, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $24,283,625 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/15	250	$32,226,563	$315,291
S&P 500 Index E-Mini June Futures	Long	6/19/15	311	32,045,440	66,322

Total					$381,613

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
2,871,651	AZL BlackRock Capital Appreciation Fund	$55,422,864
3,564,412	AZL Dreyfus Research Growth Fund	55,497,892
2,484,716	AZL Federated Clover Small Value Fund	55,980,662
5,782,045	AZL Gateway Fund	69,326,724
8,366,337	AZL International Index Fund	134,698,034
5,090,372	AZL Invesco Growth and Income Fund	82,769,452
7,896,798	AZL Invesco International Equity Fund	150,512,966
9,106,906	AZL JPMorgan International Opportunities Fund	161,010,103
8,170,690	AZL JPMorgan U.S. Equity Fund	136,777,351
19,745,765	AZL MetWest Total Return Bond Fund	201,406,803
2,398,657	AZL MFS Investors Trust Fund	55,696,819
3,250,372	AZL MFS Mid Cap Value Fund	42,222,336
7,357,291	AZL MFS Value Fund	96,527,653
1,156,346	AZL Mid Cap Index Fund	28,561,743
4,706,743	AZL Morgan Stanley Global Real Estate Fund	54,504,089
2,407,840	AZL Morgan Stanley Mid Cap Growth Fund	41,992,728
7,836,994	AZL NFJ International Value Fund	90,830,761
4,472,985	AZL Oppenheimer Discovery Fund	69,286,532
19,596,427	AZL Pyramis Core Bond Fund	202,431,088
3,711,180	AZL Russell 1000 Growth Index Fund	65,799,216
7,252,243	AZL Russell 1000 Value Index Fund	106,535,451
3,456,142	AZL Schroder Emerging Markets Equity Fund, Class 2	26,162,996
4,754,890	AZL Wells Fargo Large Cap Growth Fund	55,442,013
4,080,035	NFJ Dividend Value Portfolio	55,121,273
8,353,645	PIMCO PVIT Global Advantage Strategy Bond Portfolio	77,187,682
6,972,850	PIMCO PVIT High Yield Portfolio	55,782,799
7,758,090	PIMCO PVIT Low Duration Portfolio	82,623,660
6,249,660	PIMCO PVIT Real Return Portfolio	81,433,068
17,706,187	PIMCO PVIT Total Return Portfolio	201,850,534

Total Affiliated Investment Companies (Cost $2,058,740,148)		2,593,395,292

Unaffiliated Investment Company (3.5%):
96,003,960	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	96,003,960

Total Unaffiliated Investment Company (Cost $96,003,960)		96,003,960

Shares	Fair Value
Total Investment Securities (Cost $2,154,744,108)(b)—98.5%	$2,689,399,252
Net other assets (liabilities)—1.5%	39,254,997

Net Assets—100.0%	$2,728,654,249

Percentages indicated are based on net assets as of March 31, 2015.

(a)	The rate represents the effective yield at March 31, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $40,558,352 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/15	372	$47,953,125	$470,057
S&P 500 Index E-Mini June Futures	Long	6/19/15	862	88,820,480	184,808

Total					$654,865

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
1,321,978	AZL BlackRock Capital Appreciation Fund	$25,514,168
1,651,077	AZL Dreyfus Research Growth Fund	25,707,268
1,153,325	AZL Federated Clover Small Value Fund	25,984,419
2,145,739	AZL Gateway Fund	25,727,412
3,163,450	AZL International Index Fund	50,931,537
1,572,978	AZL Invesco Growth and Income Fund	25,576,622
3,138,051	AZL Invesco International Equity Fund	59,811,249
3,834,691	AZL JPMorgan International Opportunities Fund	67,797,336
3,037,931	AZL JPMorgan U.S. Equity Fund	50,854,962
3,305,859	AZL MetWest Total Return Bond Fund	33,719,764
743,988	AZL MFS Investors Trust Fund	17,275,412
1,340,573	AZL MFS Mid Cap Value Fund	17,414,045
2,603,298	AZL MFS Value Fund	34,155,270
359,879	AZL Mid Cap Index Fund	8,889,007
2,174,720	AZL Morgan Stanley Global Real Estate Fund	25,183,255
982,187	AZL Morgan Stanley Mid Cap Growth Fund	17,129,346
2,875,250	AZL NFJ International Value Fund	33,324,147
1,662,968	AZL Oppenheimer Discovery Fund	25,759,367
3,286,547	AZL Pyramis Core Bond Fund	33,950,035
1,214,600	AZL Russell 1000 Growth Index Fund	21,534,866
2,610,730	AZL Russell 1000 Value Index Fund	38,351,627
1,645,730	AZL Schroder Emerging Markets Equity Fund, Class 2	12,458,176
1,834,373	AZL Wells Fargo Large Cap Growth Fund	21,388,792
1,258,417	NFJ Dividend Value Portfolio	17,001,210
2,643,904	PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,429,672
1,089,567	PIMCO PVIT High Yield Portfolio	8,716,538
812,227	PIMCO PVIT Low Duration Portfolio	8,650,213
1,282,760	PIMCO PVIT Real Return Portfolio	16,714,357
2,960,424	PIMCO PVIT Total Return Portfolio	33,748,839

Total Affiliated Investment Companies (Cost $593,101,679)		807,698,911

Unaffiliated Investment Company (3.9%):
33,001,361	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	33,001,361

Total Unaffiliated Investment Company (Cost $33,001,361)		33,001,361

Shares	Fair Value
Total Investment Securities (Cost $626,103,040)(b)—99.0%	$840,700,272
Net other assets (liabilities)—1.0%	8,841,592

Net Assets—100.0%	$849,541,864

Percentages indicated are based on net assets as of March 31, 2015.

(a)	The rate represents the effective yield at March 31, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $9,489,382 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/15	66	$8,507,813	$83,892
S&P 500 Index E-Mini June Futures	Long	6/19/15	330	34,003,200	69,796

Total					$153,688

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.9%):
9,549,407	AZL Enhanced Bond Index Fund	$108,003,790
1,733,556	AZL International Index Fund	27,910,256
687,273	AZL Mid Cap Index Fund	16,975,651
3,655,785	AZL S&P 500 Index Fund, Class 2	53,081,995
560,994	AZL Small Cap Stock Index Fund	8,987,127

Total Affiliated Investment Companies (Cost $191,643,881)		214,958,819

Unaffiliated Investment Companies (2.6%):
416,575	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	416,575
5,500,228	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	5,500,228

Total Unaffiliated Investment Companies (Cost $5,916,803)		5,916,803

Total Investment Securities (Cost $197,560,684)(b)—97.5%		220,875,622
Net other assets (liabilities)—2.5%		5,615,198

Net Assets—100.0%		$226,490,820

Percentages indicated are based on net assets as of March 31, 2015.

(a)	The rate represents the effective yield at March 31, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $5,811,497 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/15	44	$5,671,875	$54,501
S&P 500 Index E-Mini June Futures	Long	6/19/15	54	5,564,160	9,188

Total					$63,689

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.9%):
25,356,772	AZL Enhanced Bond Index Fund	$286,785,095
14,108,269	AZL International Index Fund	227,143,126
5,343,593	AZL Mid Cap Index Fund	131,986,753
29,477,616	AZL S&P 500 Index Fund, Class 2	428,014,984
4,132,575	AZL Small Cap Stock Index Fund	66,203,857

Total Affiliated Investment Companies (Cost $987,312,514)		1,140,133,815

Unaffiliated Investment Companies (2.8%):
765,032	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	765,032
33,001,361	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	33,001,361

Total Unaffiliated Investment Companies (Cost $33,766,393)		33,766,393

Total Investment Securities (Cost $1,021,078,907)(b)—97.7%		1,173,900,208
Net other assets (liabilities)—2.3%		27,564,929

Net Assets—100.0%		$1,201,465,137

Percentages indicated are based on net assets as of March 31, 2015.

(a)	The rate represents the effective yield at March 31, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $27,132,245 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/15	117	$15,082,031	$147,696
S&P 500 Index E-Mini June Futures	Long	6/19/15	438	45,131,520	88,638

Total					$236,334

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (51.1%):
Aerospace & Defense (1.2%):
989	Boeing Co. (The) (a)	$148,429
748	Dassault Aviation SA (a)	904,538
25,636	European Aeronautic Defence & Space Co. NV (a)	1,665,599
1,444	General Dynamics Corp. (a)	195,994
1,326	L-3 Communications Holdings, Inc. (a)	166,798
1,519	Northrop Grumman Corp. (a)	244,498
7,624	Precision Castparts Corp. (a)	1,601,040
1,892	Raytheon Co. (a)	206,701
36,554	Safran SA (a)	2,554,241
14,482	United Technologies Corp. (a)	1,697,290

		9,385,128

Air Freight & Logistics (0.4%):
12,373	Deutsche Post AG (a)	387,003
10,749	FedEx Corp. (a)	1,778,422
19,421	United Parcel Service, Inc., Class B (a)	1,882,672

		4,048,097

Airlines (0.4%):
57,700	Japan Airlines Co., Ltd. (a)	1,799,516
19,550	United Continental Holdings, Inc. *(a)	1,314,738

		3,114,254

Auto Components (1.3%):
21,800	Aisin Sieki Co., Ltd. (a)	792,595
11,509	BorgWarner, Inc. (a)	696,065
48,800	Bridgestone Corp. (a)	1,959,813
136,683	Cheng Shin Rubber Industry Co., Ltd. (a)	314,128
12,661	Delphi Automotive plc (a)	1,009,588
49,800	Denso Corp. (a)	2,276,963
400	Exedy Corp. (a)	9,550
24,900	Futaba Industrial Co., Ltd. ^(a)	116,070
2,082	Hyundai Wia Corp. (a)	265,599
9,700	Koito Manufacturing Co., Ltd. (a)	292,407
2,098	Lear Corp. (a)	232,500
3,300	Stanley Electric Co., Ltd. (a)	74,767
41,100	Toyota Industries Corp. (a)	2,357,973

		10,398,018

Automobiles (2.0%):
7,208	Bayerische Motoren Werke AG (BMW) (a)	901,954
1,900	Daihatsu Motor Co., Ltd. ^(a)	29,121
108,000	Dongfeng Motor Corp., H Shares (a)	173,573
132,517	Ford Motor Co. (a)	2,138,824
112,300	Fuji Heavy Industries, Ltd. (a)	3,737,401
39,100	Honda Motor Co., Ltd. (a)	1,272,576
5,313	Hyundai Motor Co. (a)	807,105
54,100	Isuzu Motors, Ltd. (a)	720,687
9,302	Maruti Suzuki India, Ltd. (a)	549,213
4,138	Renault SA (a)	377,063
59,300	Suzuki Motor Corp. (a)	1,786,368
1,841	Tesla Motors, Inc. *^(a)	347,526
31,600	Toyota Motor Corp. (a)	2,208,996

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
270	Volkswagen AG (a)	$69,677
168,770	Yulon Motor Co., Ltd. (a)	230,619

		15,350,703

Banks (3.7%):
66,988	Banco Bilbao Vizcaya Argentaria SA (a)	675,938
3,699	Banco Popolare SC *(a)	57,902
48,939	Banco Santander SA (a)	368,019
232,742	Bank of America Corp. (a)	3,581,899
23,000	Bank of Yokohama, Ltd. (The) (a)	135,023
63,170	Barclays plc (a)	226,635
22,799	BNP Paribas SA (a)	1,386,386
20,000	Chiba Bank, Ltd. (The) (a)	147,098
52,568	Citigroup, Inc. (a)	2,708,303
11,059	Commonwealth Bank of Australia (a)	784,579
81,000	Fukuoka Financial Group, Inc. (a)	418,104
260,714	HSBC Holdings plc (a)	2,218,417
252,810	Intesa Sanpaolo SpA (a)	860,503
70,458	JPMorgan Chase & Co. (a)	4,268,347
632,976	Lloyds Banking Group plc *(a)	734,580
310,400	Mitsubishi UFJ Financial Group, Inc. (a)	1,924,987
95,807	Regions Financial Corp. (a)	905,376
13,000	Shizuoka Bank, Ltd. (The) (a)	130,087
8,086	Societe Generale (a)	390,881
22,145	Standard Chartered plc (a)	358,516
43,000	Sumitomo Mitsui Financial Group, Inc. (a)	1,649,971
9,633	SunTrust Banks, Inc. (a)	395,820
8,035	Svenska Handelsbanken AB, A Shares (a)	363,399
13,504	Toronto-Dominion Bank (The) (a)	578,057
30,257	U.S. Bancorp (a)	1,321,323
8,706	UBI Banca—Unione di Banche Italiane SCPA (a)	68,186
60,802	UniCredit SpA (a)	413,779
73,663	Wells Fargo & Co. (a)	4,007,267
17,781	Westpac Banking Corp. (a)	531,862

		31,611,244

Beverages (0.8%):
5,000	Asahi Breweries, Ltd. (a)	159,002
61,674	Coca-Cola Co. (The) (a)	2,500,880
1,881	Constellation Brands, Inc., Class A *(a)	218,591
8,527	Diageo plc, ADR (a)	942,830
6,653	Diageo plc (a)	183,419
22,900	Kirin Holdings Co., Ltd. (a)	301,145
9,630	PepsiCo, Inc. (a)	920,821
26,196	SABMiller plc (a)	1,370,615
10,900	Suntory Beverage & Food, Ltd. (a)	468,104

		7,065,407

Biotechnology (0.9%):
4,336	Alexion Pharmaceuticals, Inc. *(a)	751,429
16,755	Amgen, Inc. (a)	2,678,287
2,296	Biogen Idec, Inc. *(a)	969,463
8,892	Celgene Corp. *(a)	1,025,070
8,576	Gilead Sciences, Inc. *(a)	841,563

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
63,198	Mesoblast, Ltd. *^(a)	$174,049
120	Receptos, Inc. *(a)	19,787
782	Regeneron Pharmaceuticals, Inc. *(a)	353,057
8,325	Vertex Pharmaceuticals, Inc. *(a)	982,100

		7,794,805

Building Products (0.2%):
15,110	Compagnie de Saint-Gobain SA (a)	662,803
13,100	Daikin Industries, Ltd. (a)	878,941

		1,541,744

Capital Markets (0.8%):
1,250	Ameriprise Financial, Inc. (a)	163,550
20,093	Bank of New York Mellon Corp. (The) (a)	808,542
26,089	Charles Schwab Corp. (The) (a)	794,149
9,108	Credit Suisse Group AG (a)	245,443
19,770	Deutsche Bank AG, Registered Shares (a)	687,740
4,961	Goldman Sachs Group, Inc. (The) (a)	932,519
11,120	Morgan Stanley (a)	396,873
98,958	UBS Group AG (a)	1,866,094

		5,894,910

Chemicals (1.9%):
15,632	Akzo Nobel NV (a)	1,183,471
9,033	Arkema, Inc. (a)	712,881
87,000	Asahi Kasei Corp. (a)	833,581
3,536	BASF SE (a)	351,803
546	CF Industries Holdings, Inc. (a)	154,889
9,941	Dow Chemical Co. (The) (a)	476,969
18,023	FMC Corp. (a)	1,031,817
33,200	Hitachi Chemical Co., Ltd. (a)	712,061
37,100	JSR Corp. (a)	644,424
14,282	Koninklijke DSM NV (a)	797,974
37,900	Kuraray Co., Ltd. (a)	514,204
2,024	Linde AG (a)	412,572
7,201	LyondellBasell Industries NV, Class A (a)	632,248
6,228	Monsanto Co. (a)	700,899
25,400	Nitto Denko Corp. (a)	1,700,817
9,349	Potash Corp. of Saskatchewan, Inc. (a)	301,421
1,041	PPG Industries, Inc. (a)	234,787
31,400	Shin-Etsu Chemical Co., Ltd. (a)	2,055,453
5,569	Syngenta AG, Registered Shares (a)	1,895,696
261,000	Ube Industries, Ltd. (a)	409,173

		15,757,140

Commercial Services & Supplies (0.0%):
2,086	Cintas Corp. ^(a)	170,280
1,700	SECOM Co., Ltd. (a)	113,763
4,500	Sohgo Security Services Co., Ltd. ^(a)	153,665

		437,708

Communications Equipment (0.6%):
102,438	Cisco Systems, Inc. (a)	2,819,606
18,395	El Towers SpA *^(a)	980,513

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
1,891	Harris Corp. (a)	$148,935
3,000	Hitachi Kokusai Electric, Inc. (a)	40,327
1,960	Motorola Solutions, Inc. (a)	130,673
20,188	QUALCOMM, Inc. (a)	1,399,836

		5,519,890

Construction & Engineering (0.2%):
4,791	Bouygues SA (a)	188,188
5,000	Chiyoda Corp. (a)	42,862
1,700	Comsys Holdings Corp. (a)	21,052
22,000	JGC Corp. (a)	438,183
7,000	Kinden Corp. (a)	87,675
3,000	Maeda Road Construction Co., Ltd. (a)	48,758
1,000	Nippo Corp. (a)	16,561
82,000	Okumura Corp. ^(a)	384,290
300	Sho-Bond Holdings Co., Ltd. (a)	13,209
97,000	Toda Corp. ^(a)	410,098

		1,650,876

Consumer Finance (0.4%):
21,300	American Express Co. (a)	1,663,955
10,375	Capital One Financial Corp. (a)	817,758
11,879	Discover Financial Services (a)	669,382

		3,151,095

Containers & Packaging (0.2%):
14,806	Crown Holdings, Inc. *(a)	799,820
16,402	Sealed Air Corp. ^(a)	747,275

		1,547,095

Distributors (0.0%):
2,900	Canon Marketing Japan, Inc. (a)	58,305

Diversified Consumer Services (0.0%):
900	Benesse Holdings, Inc. ^(a)	28,369

Diversified Financial Services (0.4%):
13,360	Berkshire Hathaway, Inc., Class B *(a)	1,928,115
7,390	CME Group, Inc. (a)	699,907
60,790	ING Groep NV *(a)	891,770

		3,519,792

Diversified Telecommunication Services (1.1%):
52,071	AT&T, Inc. ^(a)	1,700,118
114,563	BT Group plc (a)	742,133
42,017	Deutsche Telekom AG, Registered Shares (a)	769,258
20,867	France Telecom SA (a)	335,676
11,800	Nippon Telegraph & Telephone Corp. (a)	727,857
259,600	Singapore Telecommunications, Ltd. (a)	828,752
23,018	TDC A/S ^(a)	164,920
32,883	Telecom Italia SpA (a)	30,933
135,227	Telecom Italia SpA (a)	158,757
139,100	Telekom Malaysia Berhad (a)	273,165
8,438	Verizon Communications, Inc. (a)	410,258

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
57,596	Verizon Communications, Inc. ^(a)	$2,800,894

		8,942,721

Electric Utilities (0.4%):
18,019	American Electric Power Co., Inc. (a)	1,013,569
37,900	Chubu Electric Power Co., Inc. (a)	453,207
134,308	Enel SpA (a)	608,187
5,590	NRG Yield, Inc. ^(a)	283,581
9,034	PPL Corp. (a)	304,084

		2,662,628

Electrical Equipment (0.8%):
27,774	Eaton Corp. plc (a)	1,886,965
80,000	GS Yuasa Corp. ^(a)	360,907
3,100	Mabuchi Motor Co., Ltd. (a)	164,668
105,000	Mitsubishi Electric Corp. (a)	1,250,772
14,404	Rockwell Automation, Inc. (a)	1,670,720
9,159	Schneider Electric SA (a)	712,318
42,900	Sumitomo Electric Industries, Ltd. (a)	563,438

		6,609,788

Electronic Equipment, Instruments & Components (0.5%):
3,065	Avnet, Inc. (a)	136,393
4,600	Hitachi High-Technologies Corp. (a)	140,585
221,000	Hitachi, Ltd. (a)	1,517,071
18,700	HOYA Corp. (a)	751,228
500	Keyence Corp. (a)	273,516
15,300	Kyocera Corp. (a)	841,041
3,100	Murata Manufacturing Co., Ltd. (a)	427,439
6,500	Omron Corp. (a)	293,779
2,753	TE Connectivity, Ltd. (a)	197,170

		4,578,222

Energy Equipment & Services (0.6%):
36	Baker Hughes, Inc. (a)	2,289
95,700	Dropbox, Inc. *(a)(b)(c)	1,782,891
67	Halliburton Co. (a)	2,940
1,698	Helmerich & Payne, Inc. (a)	115,583
24,594	Ocean Rig UDW, Inc. ^(a)	162,074
30,845	Oceaneering International, Inc. (a)	1,663,471
149,440	SBM Offshore NV *^(a)	1,859,666
103	Schlumberger, Ltd. (a)	8,594

		5,597,508

Food & Staples Retailing (0.1%):
2,061	CVS Health Corp. (a)	212,716
8,400	FamilyMart Co., Ltd. (a)	353,035
2,520	Fresh Market, Inc. (The) *(a)	102,413
3,287	Kroger Co. (The) (a)	251,981
8,138	Wal-Mart Stores, Inc. (a)	669,351

		1,589,496

Food Products (0.7%):
22,000	Ajinomoto Co., Inc. (a)	483,314
3,207	Archer-Daniels-Midland Co. (a)	152,012
1,987	Boulder Brands, Inc. *(a)	18,936

Shares		Fair Value
Common Stocks, continued
Food Products, continued
45,987	Cosan, Ltd., A Shares (a)	$291,098
6,123	Danone SA (a)	412,001
10,967	Mondelez International, Inc., Class A (a)	395,799
49,274	Nestle SA, Registered Shares (a)	3,722,812
27,712	SLC Agricola SA (a)	152,426
17,519	Unilever plc (a)	730,587

		6,358,985

Gas Utilities (0.2%):
5,707	Gas Natural SDG SA (a)	128,100
273,000	Tokyo Gas Co., Ltd. (a)	1,721,503

		1,849,603

Health Care Equipment & Supplies (0.4%):
10,126	Abbott Laboratories (a)	469,138
1,302	Becton, Dickinson & Co. (a)	186,988
913	C.R. Bard, Inc. (a)	152,791
8,621	Getinge AB, B Shares (a)	213,930
17,377	Medtronic plc (a)	1,355,232
15,437	Mindray Medical International, Ltd., ADR (a)	422,202
5,214	Zimmer Holdings, Inc. (a)	612,749

		3,413,030

Health Care Providers & Services (1.8%):
16,251	Aetna, Inc. (a)	1,731,219
36,197	Al Noor Hospitals Group plc (a)	544,145
1,846	AmerisourceBergen Corp. (a)	209,835
1,441	Anthem, Inc. (a)	222,505
1,238,700	Bangkok Dusit Medical Services Public Co., Ltd., Class F (a)	750,150
89,200	Bumrungrad Hospital Public Co., Ltd. (a)	416,797
2,262	Cardinal Health, Inc. (a)	204,191
13,351	Catamaran Corp. *(a)	794,919
24,298	Envision Healthcare Holdings, Inc. *(a)	931,828
24,333	HCA Holdings, Inc. *(a)	1,830,572
436,104	Healthscope, Ltd. (a)	1,014,158
9,871	HealthSouth Corp. ^(a)	437,878
6,319	Humana, Inc. (a)	1,124,908
645,600	IHH Healthcare Berhad (a)	1,048,097
107,261	Life Healthcare Group Holdings Pte, Ltd. (a)	374,471
8,612	McKesson, Inc. (a)	1,948,033
1,300	Medipal Holdings Corp. (a)	16,965
61,358	NMC Health plc (a)	604,208
382,799	PT Siloam International Hospital Tbk *(a)	392,417
104,000	Raffles Medical Group, Ltd. (a)	297,901
10,500	Ship Healthcare Holdings, Inc. (a)	239,998
98,397	Sinopharm Group Co., H Shares (a)	400,779
138,592	Spire Healthcare Group plc *(a)	768,138
22,927	Tenet Healthcare Corp. *^(a)	1,135,116
4,693	UnitedHealth Group, Inc. (a)	555,135

		17,994,363

Hotels, Restaurants & Leisure (0.3%):
4,298	Las Vegas Sands Corp. (a)	236,562
19,068	McDonald’s Corp. (a)	1,857,986

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
12,361	SeaWorld Entertainment, Inc. (a)	$238,320
1,889	Wyndham Worldwide Corp. (a)	170,898

		2,503,766

Household Durables (0.2%):
4,100	Alpine Electronics, Inc. ^(a)	68,481
31,698	Cyrela Brazil Realty SA Empreendimentos e Participacoes (a)	132,626
164,000	Haier Electronics Group Co., Ltd. (a)	428,158
1,906	MRV Engenharia e Participacoes SA (a)	4,761
9,000	Rinnai Corp. (a)	668,696
15,500	Sony Corp. (a)	412,317

		1,715,039

Household Products (0.8%):
15,181	Colgate-Palmolive Co. (a)	1,052,651
1,083	Energizer Holdings, Inc. (a)	149,508
8,911	Kimberly-Clark Corp. (a)	954,457
51,019	Procter & Gamble Co. (The) (a)	4,180,497

		6,337,113

Independent Power and Renewable Electricity Producers (0.5%):
41,264	AES Corp. (The) (a)	530,242
43,683	Calpine Corp. *(a)	999,030
5,296	NextEra Energy Partners LP ^(a)	232,071
11,296	NextEra Energy, Inc. (a)	1,175,349
32,794	NRG Energy, Inc. (a)	826,081
9,032	TerraForm Power, Inc. (a)(d)	329,758
3,476	TerraForm Power, Inc., Class A *^(a)	126,909

		4,219,440

Industrial Conglomerates (1.0%):
1,009	3M Co. (a)	166,435
173,719	Beijing Enterprises Holdings, Ltd. (a)	1,368,152
8,096	Danaher Corp. (a)	687,350
172,584	General Electric Co. (a)	4,281,809
198,000	Keppel Corp., Ltd. (a)	1,298,834
12,697	Koninklijke Philips Electronics NV (a)	360,714
3,108	Siemens AG, Registered Shares (a)	336,438

		8,499,732

Insurance (1.7%):
1,430	ACE, Ltd. (a)	159,431
126,800	AIA Group, Ltd. (a)	794,745
8,237	Allstate Corp. (The) (a)	586,227
27,818	American International Group, Inc. (a)	1,524,148
45,664	AXA SA (a)	1,151,328
2,505	Axis Capital Holdings, Ltd. (a)	129,208
7	Berkshire Hathaway, Inc., Class A *(a)	1,522,500
1,227	Chubb Corp. (The) (a)	124,050
3,301	CNA Financial Corp. (a)	136,760
122,908	Legal & General Group plc (a)	507,266

Shares		Fair Value
Common Stocks, continued
Insurance, continued
4,209	Lincoln National Corp. (a)	$241,849
16,700	Marsh & McLennan Cos., Inc. (a)	936,703
14,847	MetLife, Inc. (a)	750,516
17,300	MS&AD Insurance Group Holdings, Inc. (a)	486,166
11,000	NKSJ Holdings, Inc. (a)	342,603
6,067	Prudential Financial, Inc. (a)	487,241
52,844	Prudential plc (a)	1,308,248
1,725	Reinsurance Group of America, Inc. ^(a)	160,753
37,500	Sony Financial Holdings, Inc. (a)	604,153
35,100	Tokio Marine Holdings, Inc. (a)	1,328,397
15,932	XL Group plc (a)	586,298
1,304	Zurich Insurance Group AG (a)	442,004

		14,310,594

Internet & Catalog Retail (0.0%):
200	Askul Corp. (a)	4,715

Internet Software & Services (2.4%):
17,500	DeNA Co., Ltd. ^(a)	343,083
36,808	eBay, Inc. *(a)	2,123,085
15,503	Facebook, Inc., Class A *(a)	1,274,579
4,920	Google, Inc., Class A *(a)	2,729,124
8,283	Google, Inc., Class C *(a)	4,539,085
71,300	Gree, Inc. ^(a)	496,460
26,112	SINA Corp. *(a)	839,762
80,581	Twitter, Inc. *(a)	4,035,496
68,532	Uber Technologies, Inc. *(a)(b)(c)	2,328,046
2,508	VeriSign, Inc. *(a)	167,961
36,600	Yahoo! Japan Corp. (a)	151,381

		19,028,062

IT Services (1.2%):
1,704	Accenture plc, Class A (a)	159,648
523	Alliance Data Systems Corp. *(a)	154,939
3,091	Amdocs, Ltd. (a)	168,150
10,289	Atos Origin SA (a)	706,361
2,890	Computer Sciences Corp. (a)	188,659
3,045	Fidelity National Information Services, Inc. (a)	207,243
8,747	International Business Machines Corp. (a)	1,403,894
31,194	MasterCard, Inc., Class A (a)	2,694,850
300	NS Solutions Corp. (a)	9,269
700	SCSK Corp. (a)	19,642
54,628	Visa, Inc., Class A ^(a)	3,573,216
48,519	Worldline SA *^(a)	881,227

		10,167,098

Leisure Products (0.2%):
5,900	Namco Bandai Holdings, Inc. (a)	115,028
46,800	Nikon Corp. ^(a)	628,319
31,200	Sega Sammy Holdings, Inc. (a)	456,344
8,100	Yamaha Corp. (a)	142,115

		1,341,806

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.5%):
24,990	Agilent Technologies, Inc. (a)	$1,038,335
14,164	PerkinElmer, Inc. (a)	724,347
15,482	Thermo Fisher Scientific, Inc. (a)	2,079,851
4,825	Waters Corp. *(a)	599,844

		4,442,377

Machinery (1.1%):
4,015	CNH Industrial NV (a)	32,762
29,901	Colfax Corp. *^(a)	1,427,174
35,795	Cummins India, Ltd. (a)	503,650
1,915	Dover Corp. (a)	132,365
3,700	Fanuc, Ltd. (a)	809,916
164,090	Haitian International Holdings, Ltd. (a)	376,243
125,000	IHI Corp. (a)	586,850
22,200	Komatsu, Ltd. (a)	437,354
30,000	Kubota Corp. (a)	476,067
137,000	Mitsubishi Heavy Industries, Ltd. (a)	756,630
7,800	Nabtesco Corp. (a)	226,351
11,668	PACCAR, Inc. (a)	736,718
1,106	Parker Hannifin Corp. ^(a)	131,371
1,100	SMC Corp. (a)	328,798
14,618	Stanley Black & Decker, Inc. (a)	1,393,972
3,200	THK Co., Ltd. (a)	81,654

		8,437,875

Media (1.1%):
41,779	Comcast Corp., Class A (a)	2,359,259
11,712	DISH Network Corp., Class A *(a)	820,543
18,716	Liberty Broadband Corp., Class C *(a)	1,059,326
7,085	Liberty Broadband Corp., Class A *(a)	400,161
46,252	Liberty Media Corp., Class C *(a)	1,766,826
20,570	Liberty Media Corp. *(a)	792,974
2,490	Manchester United plc, Class A *(a)	39,616
102,623	RAI Way SpA *(a)	441,318
817	RTL Group (a)	78,553
1,128	Time Warner Cable, Inc., Class A (a)	169,065
2,900	TV Asahi Holdings Corp. ^(a)	48,486
1,429	Viacom, Inc., Class B (a)	97,601
6,790	Walt Disney Co. (The) ^(a)	712,203
57,542	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA (a)	417,019

		9,202,950

Metals & Mining (2.0%):
201,652	Antofagasta plc (a)	2,174,356
64,441	Barrick Gold Corp., ADR (a)	706,273
30,256	BHP Billiton plc (a)	656,820
54,205	Constellium NV *(a)	1,101,446
90,068	Eldorado Gold Corp. (a)	413,215
158,451	First Quantum Minerals, Ltd. (a)	1,920,581
181,197	Freeport-McMoRan Copper & Gold, Inc. (a)	3,433,683
115,936	Gerdau SA, ADR (a)	370,995

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
77,742	Goldcorp, Inc. (a)	$1,408,685
121,000	Nippon Steel Corp. (a)	305,225
88,088	Platinum Group Metals, Ltd. *(a)	49,391
324,986	Platinum Group Metals, Ltd. *(a)	177,069
64,183	Rio Tinto plc (a)	2,621,644
67,172	Southern Copper Corp. ^(a)	1,960,079
400	Yamato Kogyo Co., Ltd. (a)	9,686

		17,309,148

Multiline Retail (0.1%):
2,175	Kohl’s Corp. ^(a)	170,194
2,073	Macy’s, Inc. (a)	134,558
3,000	Ryohin Keikaku Co., Ltd. (a)	436,791

		741,543

Multi-Utilities (0.5%):
23,712	CenterPoint Energy, Inc. (a)	483,962
14,877	Dominion Resources, Inc. (a)	1,054,333
32,816	GDF Suez (a)	649,252
60,315	National Grid plc (a)	771,022
9,909	Sempra Energy (a)	1,080,279

		4,038,848

Oil, Gas & Consumable Fuels (4.4%):
64,779	Anadarko Petroleum Corp. (a)	5,364,348
115,052	Athabasca Oil Corp. *(a)	190,784
60,794	Cameco Corp. (a)	846,860
3,104	Chevron Corp. (a)	325,858
110	ConocoPhillips (a)	6,849
31,488	Consol Energy, Inc. ^(a)	878,200
16,412	Diamondback Energy, Inc. *(a)	1,261,098
30,140	Eclipse Resources Corp. *^(a)	169,387
751	Enbridge, Inc. (a)	36,204
49	EOG Resources, Inc. (a)	4,493
4,852	EQT Corp. (a)	402,085
234	Exxon Mobil Corp. (a)	19,890
15,310	Gulfport Energy Corp. *(a)	702,882
144,200	INPEX Corp. (a)	1,593,872
27,615	KazMunaiGas Exploration Production JSC, Registered Shares, GDR (a)	341,045
139	Kinder Morgan, Inc. (a)	5,846
5,547	Lookout, Inc. *(a)(c)	63,364
114,812	Lundin Petroleum AB *^(a)	1,575,252
3,387	Marathon Oil Corp. (a)	88,435
1,986	Marathon Petroleum Corp. (a)	203,347
67	Occidental Petroleum Corp. (a)	4,891
155,805	Oil & Natural Gas Corp., Ltd. (a)	762,423
282,736	Ophir Energy plc *(a)	563,580
116,157	Palantir Technologies, Inc. *(a)(b)(c)	1,032,636
71,761	Petroleo Brasileiro SA, ADR ^(a)	431,283
46,446	Phillips 66 (a)	3,650,656
5,436	Pioneer Natural Resources Co. (a)	888,840
19,901	Royal Dutch Shell plc, A Shares (a)	595,543

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
69,945	Royal Dutch Shell plc, ADR (a)	$4,172,219
185,896	Statoil ASA (a)	3,296,855
23,133	Stone Energy Corp. *(a)	339,592
4,475	Suncor Energy, Inc. (a)	130,894
1,310	Suncor Energy, Inc. (a)	38,284
20,560	Total SA (a)	1,022,740
45,165	Total SA, ADR (a)	2,242,894
47,701	TransCanada Corp. ^(a)	2,040,024
3,537	Valero Energy Corp. (a)	225,024
54	Williams Cos., Inc. (The) (a)	2,732

		35,521,209

Paper & Forest Products (0.0%):
3,070	International Paper Co. (a)	170,354

Personal Products (0.0%):
2,257	Beiersdorf AG (a)	196,280
53,232	Hypermarcas SA *(a)	328,832

		525,112

Pharmaceuticals (3.9%):
60,424	AbbVie, Inc. (a)	3,537,221
10,406	Actavis plc *(a)	3,097,034
32,900	Astellas Pharma, Inc. (a)	539,782
27,719	AstraZeneca plc (a)	1,900,156
6,026	AstraZeneca plc, ADR (a)	412,359
2,665	Bayer AG (a)	400,373
21,284	Bristol-Myers Squibb Co. (a)	1,372,818
23,517	Catalent, Inc. *(a)	732,555
4,700	Eisai Co., Ltd. (a)	334,511
3,559	Eli Lilly & Co. (a)	258,561
28,950	Merck & Co., Inc. (a)	1,664,046
31,354	Mylan NV *(a)	1,860,860
24,120	Novartis AG, Registered Shares (a)	2,387,171
16,800	Otsuka Holdings Co., Ltd. (a)	526,681
4,730	Perrigo Co. plc (a)	783,052
112,073	Pfizer, Inc. (a)	3,899,019
8,235	Roche Holding AG (a)	2,272,572
14,441	Sanofi-Aventis SA (a)	1,420,805
2,200	Sawai Pharmaceutical Co., Ltd. (a)	130,437
18,692	Shire plc (a)	1,486,189
472,000	Sino Biopharmaceutical, Ltd. (a)	476,953
32,911	Teva Pharmaceutical Industries, Ltd., ADR (a)	2,050,355

		31,543,510

Professional Services (0.0%):
43,342	Qualicorp SA *(a)	312,157

Real Estate Investment Trusts (REITs) (0.3%):
10,016	American Capital Agency Corp. (a)	213,641
9,020	American Tower Corp. (a)	849,233
10,640	Crown Castle International Corp. (a)	878,226
290,141	Fibra UNO Amdinistracion SA (a)	768,576
95,491	TF Administradora Industrial S de RL de C.V. (a)	193,471

		2,903,147

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (1.3%):
76,373	BR Malls Participacoes SA (a)	$406,435
522,800	CapitaLand, Ltd. (a)	1,364,157
316,000	China Overseas Land & Investment, Ltd. (a)	1,022,185
40,000	Daikyo, Inc. (a)	60,374
4,700	Daito Trust Construction Co., Ltd. (a)	526,163
64,900	Dalian Wanda Commercial Properties Co., Ltd., H Shares *(a)	401,662
734,900	Global Logistic Properties, Ltd. (a)	1,419,450
25,000	Mitsubishi Estate Co., Ltd. (a)	581,013
22,200	Nomura Real Estate Holdings, Inc. (a)	400,977
67,467	St. Joe Co. (The) *^(a)	1,252,188
139,666	Sun Hung Kai Properties, Ltd. (a)	2,150,173
210,000	Wharf Holdings, Ltd. (The) (a)	1,463,948

		11,048,725

Road & Rail (0.9%):
14,113	Canadian National Railway Co. (a)	943,736
20,740	CSX Corp. (a)	686,909
29,200	East Japan Railway Co. (a)	2,347,298
12,368	J.B. Hunt Transport Services, Inc. ^(a)	1,056,165
6,890	Kansas City Southern Industries, Inc. (a)	703,331
34,000	Nippon Express Co., Ltd. (a)	190,527
9,100	Seino Holdings Co., Ltd. (a)	98,877
18,893	Union Pacific Corp. (a)	2,046,301

		8,073,144

Semiconductors & Semiconductor Equipment (0.5%):
3,592	Intel Corp. (a)	112,322
5,757	KLA-Tencor Corp. (a)	335,575
20,500	ROHM Co., Ltd. (a)	1,406,896
519	Samsung Electronics Co., Ltd. (a)	674,250
5,692	SK Hynix, Inc. (a)	233,746
177,000	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	823,191

		3,585,980

Software (1.8%):
87,957	Activision Blizzard, Inc. (a)	1,998,823
2,269	Adobe Systems, Inc. *(a)	167,770
2,045	Check Point Software Technologies, Ltd. *(a)	167,629
10,481	Electronic Arts, Inc. *(a)	616,440
87,400	Gungho Online Enetertainment, Inc. (a)	342,545
1,755	Intuit, Inc. (a)	170,165
15,212	King Digital Entertainment plc ^(a)	244,000
64,957	Microsoft Corp. (a)	2,640,826
70,638	Mobileye NV *(a)	2,968,915
17,700	Nexon Co., Ltd. (a)	188,926
8,400	Nintendo Co., Ltd. (a)	1,238,075

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
22,782	Nuance Communications, Inc. *(a)	$326,922
57,284	Oracle Corp. (a)	2,471,805
4,589	SAP AG (a)	333,185
5,900	Trend Micro, Inc. (a)	194,830
19,408	UbiSoft Entertainment SA *(a)	358,813
54,462	Veeva Systems, Inc., Class A *^(a)	1,390,415

		15,820,084

Specialty Retail (0.3%):
2,400	Autobacs Seven Co., Ltd. ^(a)	37,965
1,316	Home Depot, Inc. (The) (a)	149,511
2,044	Lowe’s Cos., Inc. (a)	152,053
21,700	Sanrio Co., Ltd. ^(a)	581,767
800	Shimamura Co., Ltd. ^(a)	74,183
4,501	Tiffany & Co. (a)	396,133
156,400	Yamada Denki Co., Ltd. ^(a)	645,581
222,760	Zhongsheng Group Holdings, Ltd. ^(a)	147,358

		2,184,551

Technology Hardware, Storage & Peripherals (0.4%):
16,960	Apple, Inc. (a)	2,110,333
10,600	Canon, Inc. (a)	375,490
223,000	NEC Corp. (a)	656,430
1,630	Samsung SDI Co., Ltd. (a)	200,591
2,372	SanDisk Corp. ^(a)	150,907
2,543	Seagate Technology plc (a)	132,312
2,432	Western Digital Corp. (a)	221,336

		3,847,399

Textiles, Apparel & Luxury Goods (0.2%):
33,400	Coach, Inc. ^(a)	1,383,762

Tobacco (0.3%):
11,300	Japan Tobacco, Inc. (a)	358,119
30,780	Philip Morris International, Inc. (a)	2,318,657

		2,676,776

Trading Companies & Distributors (0.6%):
71,900	Mitsubishi Corp. (a)	1,451,250
172,200	Mitsui & Co., Ltd. (a)	2,314,763
71,500	Sumitomo Corp. (a)	766,455
6,200	Toyota Tsushu Corp. (a)	164,668

		4,697,136

Transportation Infrastructure (0.0%):
615,711	Delta Topco, Ltd. (a)(b)(c)	319,739
6,000	Kamigumi Co., Ltd. (a)	56,788
16,337	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR (a)	30,060

		406,587

Shares		Fair Value
Common Stocks, continued
Water Utilities (0.1%):
14,420	American Water Works Co., Inc. (a)	$781,708

Wireless Telecommunication Services (0.5%):
38,922	America Movil SAB de C.V., Series L, ADR ^(a)	796,344
310,000	Axiata Group Berhad (a)	592,869
105,029	Far EasTone Telecommunications Co., Ltd. (a)	253,466
31,500	KDDI Corp. (a)	714,608
10,400	NTT DoCoMo, Inc. (a)	180,864
73,000	Taiwan Mobile Co., Ltd. (a)	255,506
130,954	Vodafone Group plc (a)	427,904
15,453	Vodafone Group plc, ADR (a)	505,004

		3,726,565

Total Common Stocks (Cost $393,917,407)		428,978,936

Preferred Stocks (1.7%):
Automobiles (0.3%):
8,360	Volkswagen AG, Preferred Shares (a)	2,224,380

Banks (0.9%):
26,482	Citigroup Capital XIII, Preferred Shares ^(a)	702,303
176,000	Deutsche Bank Capital Funding Trust VII, Preferred Shares ^(a)(d)	180,400
35,500	GMAC Capital Trust I, Preferred Shares (a)	931,874
15,683	HSBC Holdings plc, Series 2, Preferred Shares (a)	411,366
38,941	Itau Unibanco Holding SA, Preferred Shares (a)	432,284
21,833	RBS Capital Fund Trust V, Series E, Preferred Shares (a)	536,000
27,501	RBS Capital Funding Trust VII, Series G, Preferred Shares (a)	681,200
12,375	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR (a)	309,251
9,710	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR (a)	244,595
14,719	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR (a)	376,070
14,159	U.S. Bancorp, Series F, Preferred Shares ^(a)	420,664
7,409	U.S. Bancorp, Series G, Preferred Shares ^(a)	202,340
541,000	USB Capital IX, Preferred Shares (a)	447,678

		5,876,025

Diversified Financial Services (0.0%):
37,073	Fannie Mae, Series S, Preferred Shares ^(a)	154,224

Food & Staples Retailing (0.0%):
11,174	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, Preferred Shares (a)	334,271

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C, Preferred Shares, Series C, Preferred Shares (a)(b)(c)	$399,608
31,073	Invitae Corp., Series F, Preferred Shares (a)(b)(c)	494,744

		894,352

Machinery (0.0%):
2,123	Stanley Black & Decker, Inc., Preferred Shares ^(a)	248,922

Multi-Utilities (0.0%):
7,500	Dominion Resources, Inc., Preferred Shares (a)	363,000

Oil, Gas & Consumable Fuels (0.1%):
63,925	Lookout, Inc., Series F, Preferred Shares, Series F, Preferred Shares *(a)(b)(c)	730,222

Real Estate Investment Trusts (REITs) (0.1%):
2,976	American Tower Corp., Series A, Preferred Shares (a)	307,718
13,044	Health Care REIT, Inc., Series I, Preferred Shares (a)	883,324

		1,191,042

Real Estate Management & Development (0.0%):
15,600	Forestar Group, Inc., Preferred Shares (a)	329,550

Semiconductors & Semiconductor Equipment (0.2%):
1,918	Samsung Electronics Co., Ltd., Preferred Shares (a)	1,909,008

Total Preferred Stocks (Cost $13,445,610)		14,254,996

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd. *(a)(d)	94,120

Total Warrant (Cost $–)		94,120

Convertible Preferred Stocks (0.4%):
Aerospace & Defense (0.0%):
5,063	United Technologies Corp., 0.49%(a)	311,577

Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 0.02%(a)	331,840

Electric Utilities (0.1%):
10,884	NextEra Energy, Inc., 0.33%(a)	740,983

Metals & Mining (0.0%):
11,422	Cliffs Natural Resources, Inc., Series A, 5.30%(a)	60,308

Pharmaceuticals (0.2%):
1,366	Actavis plc, Series A (a)	1,382,392

Shares		Fair Value
Convertible Preferred Stocks, continued
Real Estate Investment Trusts (REITs) (0.1%):
8,784	Crown Castle International Corp., Series A (a)	$920,827

Total Convertible Preferred Stocks (Cost $3,684,154)		3,747,927

Right (0.0%):
Banks (0.0%):
66,988	Banco Bilbao Vizcaya Argentaria SA *(a)	9,650

Total Right (Cost $–)		9,650

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (2.1%):
Automobiles (0.1%):
$800,000	Volkswagen International Finance NV, 5.50%, 11/9/15+(a)(d)	1,232,352

Banks (0.1%):
753,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond^(a)(e)	735,116

Biotechnology (0.3%):
178,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18(a)	264,886
175,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20(a)	265,016
331,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16(a)	1,425,989

		1,955,891

Energy Equipment and Services (0.0%):
191,000	Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19(a)(d)(e)	295,095

Food & Staples Retailing (0.1%):
500,000	Olam International, Ltd., 6.00%, 10/15/16(a)(d)	521,250

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(f)	20,000

Health Care Providers & Services (0.1%):
72,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18(a)	99,990
463,000	WellPoint, Inc., 2.75%, 10/15/42(a)	956,384

		1,056,374

Internet Software & Services (0.0%):
380,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100(a)	344,850

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Internet Software & Services, continued
$375,000	Twitter, Inc., 1.00%, 9/15/21(a)(d)	$364,688

		709,538

Oil, Gas & Consumable Fuels (0.4%):
886,000	Cobalt International Energy, Inc., 2.63%, 12/1/19(a)	644,012
1,111,000	Cobalt International Energy, Inc., 3.13%, 5/15/24(a)	820,056
501,340	Dana Gas Sukuk, Ltd., 9.00%, 10/31/17, Callable 10/13/17 @ 103(a)(d)	396,811
1,168,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)(d)	917,139

		2,778,018

Pharmaceuticals (0.3%):
402,000	Mylan, Inc., 3.75%, 9/15/15(a)	1,787,141

Real Estate Management & Development (0.3%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16+(a)(d)	545,281
1,500,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100+(a)(d)	1,095,918
750,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(a)(d)	576,986
406,000	Forest City Enterprises, Inc., 4.25%, 8/15/18(a)	510,545

		2,728,730

Semiconductors & Semiconductor Equipment (0.0%):
246,000	Intel Corp., 3.25%, 8/1/39^(a)	388,373

Software (0.1%):
420,000	Salesforce.com, Inc., 0.25%, 4/1/18^(a)	502,950
428,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16(a)	601,340

		1,104,290

Wireless Telecommunication Services (0.3%):
500,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(a)(d)	752,029
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(a)(d)	383,938

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Wireless Telecommunication Services, continued
$900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+(a)	$1,056,120

		2,192,087

Total Convertible Bonds (Cost $16,291,413)		17,504,255

Floating Rate Loans (1.0%):
Biotechnology (0.2%):
1,481,622	Grifols Worldwide Operations USA, 3.18%, 3/3/21(a)(e)	1,479,281

Construction & Engineering (0.1%):
304,147	Autobahn Tank & Rast Holding GmbH, 3.33%, 12/10/18(a)(e)	327,583
122,640	Autobahn Tank & Rast Holding GmbH, 3.52%, 12/10/19(a)(e)	132,080

		459,663

Energy Equipment & Services (0.2%):
376,101	Drillships Financing Holdings, Inc., 6.00%, 3/31/21(a)(e)	286,073
476,808	Drillships Ocean Ventures, Inc., 5.50%, 7/9/21(a)(e)	396,494
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(a)(e)	295,751
1,293,150	Seadrill, Ltd., 4.00%, 2/21/21(a)(e)	1,023,671

		2,001,989

Hotels, Restaurants & Leisure (0.2%):
1,676,720	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(a)(e)	1,678,246

Media (0.2%):
292,000	AP One Channel Center Owner LP, Series 4814, 5.00%, 7/15/19(a)(c)(e)	292,000
472,000	Charter Communications Operating LLC, 4.25%, 8/12/21(a)(e)	475,672
719,176	Univision Communications, Inc., 4.00%, 3/1/20(a)(e)	717,508
389,246	Univision Communications, Inc., 4.00%, 3/1/20(a)(e)	388,343

		1,873,523

Oil, Gas & Consumable Fuels (0.1%):
104,600	Sheridan Production Partners, 4.25%, 12/2/20(a)(e)	90,828
751,772	Sheridan Production Partners, 4.25%, 12/2/20(a)(e)	652,786

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Oil, Gas & Consumable Fuels, continued
$39,021	Sheridan Production Partners, 4.25%, 12/2/20(a)(e)	$33,883

		777,497

Pharmaceuticals (0.0%):
188,199	Mallinckrodt International Finance SA, 3.25%, 2/24/21(a)(e)	187,612

Total Floating Rate Loans (Cost $9,188,955)		8,457,811

Corporate Bonds (2.6%):
Automobiles (0.1%):
620,000	General Motors Financial Co., Inc., 3.50%, 7/10/19^(a)	636,531

Banks (0.6%):
307,000	Bank of America Corp., 1.33%, 3/22/18, MTN(a)(e)	310,495
385,000	Bank of America Corp., 2.60%, 1/15/19(a)	391,850
1,135,000	Citigroup, Inc., 1.80%, 2/5/18(a)	1,137,370
410,000	HSBC USA, Inc., 1.63%, 1/16/18(a)	410,010
315,000	JPMorgan Chase & Co., 6.13%, 6/27/17(a)	345,160
1,565,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100^(a)(e)	1,611,949

		4,206,834

Beverages (0.0%):
258,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.38%, 7/15/17(a)	259,594

Capital Markets (0.5%):
1,258,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17(a)	1,255,214
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18(a)	415,060
395,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18(a)	430,734
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100^(a)(e)	681,033
361,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN(a)	412,933
268,000	Morgan Stanley, Series G, 7.30%, 5/13/19(a)	320,613
489,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(a)(e)	492,668

		4,008,255

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Communications Equipment (0.0%):
$110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	$121,000

Consumer Finance (0.2%):
578,000	Ally Financial, Inc., 2.75%, 1/30/17(a)	575,867
431,000	Ally Financial, Inc., 3.50%, 1/27/19(a)	425,613
430,000	American Express Co., Series C, 4.90%, 12/29/49, Callable 3/15/20 @ 100^(a)(e)	436,235
370,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100(a)	383,691

		1,821,406

Diversified Consumer Services (0.0%):
255,000	Hyundai Capital America, Inc., 2.00%, 3/19/18(a)(d)	259,085

Diversified Financial Services (0.4%):
558,000	Bank of America Corp., 2.00%, 1/11/18, MTN(a)	562,212
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(a)(e)	301,725
799,000	Citigroup, Inc., 5.87%, 12/29/49, Callable 3/27/20 @ 100(a)(e)	806,990
307,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN(a)	357,042
600,000	General Electric Capital Corp., Series B, 6.25%, 12/29/49, Callable 12/15/22 @ 100^(a)(e)	675,000
420,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(a)(e)	455,700
222,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(a)(d)	224,192

		3,382,861

Health Care Equipment & Supplies (0.1%):
870,000	Medtronic, Inc., 3.15%, 3/15/22(a)(d)	903,377

IT Services (0.0%):
130,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 5/11/15 @ 103.69(a)	135,200

Media (0.1%):
245,000	Cablevision Systems Corp., 5.88%, 9/15/22^(a)	256,638

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)(d)	$212,040

		468,678

Oil, Gas & Consumable Fuels (0.2%):
399,000	Chesapeake Energy Corp., 3.50%, 4/15/19, Callable 4/15/15 @ 101(a)(e)	384,038
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20(a)(d)	346,864
250,000	Reliance Holdings USA, Inc., 5.40%, 2/14/22(a)(d)	274,737
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23(a)	269,325

		1,274,964

Pharmaceuticals (0.2%):
475,000	Forest Laboratories, Inc., 4.38%, 2/1/19(a)(d)	508,818
331,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(d)	368,057
513,000	Mylan, Inc., 2.55%, 3/28/19(a)	515,690

		1,392,565

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19(a)	167,295

Technology Hardware, Storage & Peripherals (0.0%):
263,000	Xerox Corp., 6.35%, 5/15/18(a)	297,018

Thrifts & Mortgage Finance (0.0%):
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100(a)	367,828

Transportation Infrastructure (0.1%):
567,978	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)(c)	570,966

Wireless Telecommunication Services (0.1%):
1,070,000	AT&T, Inc., 2.38%, 11/27/18(a)	1,083,773

Total Corporate Bonds (Cost $20,958,688)		21,357,230

Foreign Bonds (10.5%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(a)(e)	1,600,860

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Metals & Mining (0.0%):
$270,000	Constellium NV, 7.00%, 1/15/23, Callable 1/15/18 @ 105.25+(a)(d)	$293,904

Sovereign Bonds (10.3%):
10,229,000	Australian Government, Series 143, 2.75%, 10/21/19+(a)	8,108,889
5,453,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.32%, 1/1/17+(a)(g)(h)	1,665,692
7,165,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.79%, 1/1/21+(a)(g)(h)	2,041,177
9,556,000	Buoni del Tesoro Poliennali, 1.50%, 6/1/25+(a)	10,482,567
159,750,000	Government of Japan, Series 350, 0.10%, 3/15/17+(a)	1,333,593
3,688,000	Government of Poland, 5.75%, 10/25/21+(a)	1,194,107
24,694,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+(a)	1,932,820
6,272,000,000	Indonesia Government, Series FR70, 8.38%, 3/15/24+(a)	509,390
160,000,000	Japan Treasury Discount Bill, Series 506, 0.00%, 4/20/15+(a)(g)	1,334,191
280,000,000	Japan Treasury Discount Bill, Series 509, 0.00%, 5/7/15+(a)(g)	2,334,871
240,000,000	Japan Treasury Discount Bill, Series 510, 0.00%, 5/12/15+(a)(g)	2,001,316
270,000,000	Japan Treasury Discount Bill, Series 515, 0.01%, 6/1/15+(a)(g)	2,251,472
330,000,000	Japan Treasury Discount Bill, Series 520, 0.01%, 6/22/15+(a)(g)	2,751,785
160,000,000	Japan Treasury Discount Bill, Series 505, 0.00%, 7/10/15+(a)(g)	1,334,199
200,000,000	Japan Treasury Discount Bill, Series 511, 0.00%, 8/10/15+(a)(g)	1,667,769
48,783,000	Mexican Bonos Desarr, 8.00%, 12/7/23+(a)(e)(i)	3,649,219
95,881,800	Mexican Bonos Desarr, Series M 20, 10.00%, 12/5/24+(a)(e)(i)	8,164,715
150,698,400	Mexican Cetes, Series BI, 0.00%, 4/1/15+(a)(i)	988,029
115,860,000	Mexican Cetes, Series BI, 0.00%, 4/16/15+(a)(i)	758,645
152,284,900	Mexican Cetes, Series BI, 0.00%, 4/30/15+(a)(i)	995,975

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$235,914,000	Mexican Cetes, Series BI, 0.00%, 5/28/15+(a)(i)	$1,539,121
231,730,000	Mexican Cetes, Series BI, 0.00%, 6/11/15+(a)(i)	1,510,305
156,844,200	Mexican Cetes, Series BI, 0.00%, 6/25/15+(a)(i)	1,020,898
327,876,600	Mexican Cetes, Series BI, 0.00%, 7/9/15+(a)(i)	2,131,353
279,878,000	Mexican Cetes, Series BI, 0.00%, 7/23/15+(a)(i)	1,816,862
318,460,000	Mexican Cetes, Series B, 0.00%, 8/6/15+(a)(i)	2,064,502
158,614,800	Mexican Cetes, Series BI, 0.00%, 8/20/15+(a)(i)	1,027,015
121,411,000	Mexican Cetes, Series BI, 0.00%, 8/20/15+(a)(i)	786,124
119,620,300	Mexican Cetes, Series BI, 0.00%, 9/3/15+(a)(i)	773,510
319,970,500	Mexican Cetes, Series BI, 0.00%, 9/17/15+(a)(i)	2,066,008
322,000	Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/23+(a)(h)	262,058
12,330,000	Nota do Tesouro Nacional, Series NTNF, 1.46%, 1/1/25+(a)(g)(h)	3,354,415
7,478,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+(a)	2,311,831
6,171,633	United Kingdom Treasury, 2.25%, 9/7/23+(a)(d)	9,691,885

		85,856,308

Total Foreign Bonds (Cost $93,230,060)		87,751,072

Yankee Dollars (3.6%):
Banks (1.1%):
275,000	Banco Estado Chile, 2.03%, 4/2/15(a)	275,000
450,000	Banco Santander Chile SA, 2.14%, 6/7/18(a)(d)(e)	458,100
1,172,000	BNP Paribas SA, 2.40%, 12/12/18(a)	1,195,097
2,490,000	Credit Suisse AG, Series 0004, 7.88%, 1/15/16(a)(d)	2,481,932
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18(a)	261,692
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100(a)(e)	1,302,093
221,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18(a)	231,869
1,065,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19(a)	1,123,244
200,000	Lloyds Bank plc, 2.30%, 11/27/18^(a)	203,339
250,000	Rabobank Nederland, 3.95%, 11/9/22(a)	258,801

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$455,000	Standard Chartered plc, 0.00%, 12/31/49, Callable 4/2/20 @ 100(a)(d)(e)	$457,958
553,000	State Bank of India, 3.62%, 4/17/19(a)(d)	574,023
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19(a)	467,315
366,000	UBS AG Stamford CT, 2.38%, 8/14/19(a)	368,919

		9,659,382

Capital Markets (0.1%):
475,000	Deutsche Bank AG, 1.88%, 2/13/18(a)	475,669

Diversified Financial Services (0.1%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.87%, 2/24/41, Callable 8/24/16 @ 100(a)(d)(e)	424,000
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(a)(d)	334,000

		758,000

Diversified Telecommunication Services (0.1%):
489,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75(a)	503,059

Electric Utilities (0.0%):
85,000	Empresa Distribuidora Y Comercializadora Norte SA, 9.75%, 10/25/22, Callable 10/25/18 @ 104.88(a)(d)	62,900

Government (0.0%):
178,000	Provincia de Buenos Aires, 10.88%, 1/26/21(a)(d)	186,455

Industrial Conglomerates (0.1%):
400,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(a)(d)	413,656

Internet & Catalog Retail (0.3%):
670,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100(a)(d)	674,724
725,000	Alibaba Group Holding, Ltd., 3.60%, 11/28/24, Callable 8/28/24 @ 100(a)(d)	727,340

		1,402,064

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(a)(d)	209,260

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels (0.5%):
$240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 5/21/15 @ 105.38(a)(d)	$76,800
1,102,000	Petrobras Global Finance BV, 2.39%, 1/15/19^(a)(e)	954,607
533,000	Petrobras Global Finance BV, 6.25%, 3/17/24^(a)	502,512
229,000	Petrobras International Finance Co., 5.38%, 1/27/21(a)	207,737
750,000	Petroleos Mexicanos, 3.50%, 7/23/20(a)(d)	766,875
1,195,000	Petronas Capital, Ltd., 3.50%, 3/18/25^(a)(d)	1,209,620
469,000	YPF SA, 8.88%, 12/19/18^(a)(d)	481,171
283,000	YPF SA, 8.75%, 4/4/24(a)(d)	289,537

		4,488,859

Paper & Forest Products (0.1%):
989,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108(a)(d)	1,058,230

Pharmaceuticals (0.0%):
675,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100(a)	690,582

Real Estate Investment Trusts (REITs) (0.0%):
316,000	Trust F/1401, 5.25%, 12/15/24(a)(d)	339,700

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(a)(d)	217,018

Road & Rail (0.1%):
495,000	Inversiones Alsacia SA, 0.00%, 8/18/18(a)(b)(c)(k)	–
533,779	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 4/24/15 @ 100(a)(d)	384,321
435,000	Viterra, Inc., 5.95%, 8/1/20(a)(d)	489,331

		873,652

Sovereign Bonds (1.0%):
388,000	City of Buenos Aires Agrentina, 8.95%, 2/19/21(a)(d)	407,400
516,000	Federal Republic of Brazil, 6.00%, 1/17/17(a)	552,765
243,000	Federal Republic of Brazil, 4.88%, 1/22/21(a)	255,150

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$1,583,590	Republic of Argentina, Series X, 2.46%, 4/17/17(a)(g)	$1,540,041
1,254,979	Republic of Argentina, 8.75%, 5/7/24(a)(g)	1,312,708
781,000	Republic of Colombia, 7.38%, 1/27/17(a)	863,005
860,000	Republic of Hungary, 4.13%, 2/19/18(a)	899,044
289,000	Republic of Indonesia, 6.88%, 1/17/18(a)(d)	325,848
1,542,000	Republic of Turkey, 6.75%, 4/3/18(a)	1,707,580

		7,863,541

Tobacco (0.0%):
375,000	B.A.T. International Finance plc, 2.13%, 6/7/17(a)(d)	381,137

Wireless Telecommunication Services (0.1%):
200,000	Colombia Telecomm SA ESP, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69(a)(d)	203,690
572,000	Telecom Italia SpA, 5.30%, 5/30/24(a)(d)	599,170

		802,860

Total Yankee Dollars (Cost $30,328,817)		30,386,024

U.S. Government Agency Mortgage (0.3%):
2,779,000	Federal National Mortgage Association, 3.00%, 4/25/44(a)	2,841,093

Total U.S. Government Agency Mortgage (Cost $2,823,290)		2,841,093

U.S. Treasury Obligations (19.7%):
U.S. Treasury Bills (14.5%)
20,000,000	0.03%, 4/9/15(a)(g)	19,999,919
8,500,000	0.01%, 4/30/15(a)(g)	8,499,745
12,250,000	0.04%, 5/14/15(a)(g)	12,249,633
33,500,000	0.05%, 5/21/15(a)(g)	33,498,827
12,000,000	0.02%, 5/28/15(a)(g)	11,999,388
16,000,000	0.02%, 6/4/15(a)(g)	15,999,568
8,000,000	0.02%, 6/11/15(a)(g)	7,999,720
3,000,000	0.03%, 6/18/15(a)(g)	2,999,901
2,500,000	0.04%, 7/16/15(a)(g)	2,499,760
5,000,000	0.06%, 7/23/15(a)(g)	4,999,370

		120,745,831

U.S. Treasury Notes (5.2%)
1,940,000	0.25%, 7/31/15(a)(j)	1,940,910
510,000	0.25%, 10/31/15(a)	510,731
4,017,300	1.25%, 10/31/18(a)	4,038,957
5,297,000	1.63%, 7/31/19(a)	5,376,455
2,343,500	1.63%, 8/31/19(a)	2,377,736
5,647,500	2.25%, 4/30/21(a)	5,861,930
5,695,900	2.00%, 5/31/21(a)	5,832,510
17,139,400	2.25%, 11/15/24(a)	17,620,109

		43,559,338

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Notes (0.0%)
$319,600	0.25%, 1/15/25(a)	$317,521

Total U.S. Treasury Obligations (Cost $163,824,782)		164,622,690

Purchased Swaptions (0.1%):
Total Purchased Swaptions (Cost $896,430)		989,826

Purchased Options (1.1%):
Total Purchased Options (Cost $7,802,238)		10,802,110

Exchange Traded Funds (0.7%):
4,667	ETFS Platinum Trust (j)	516,684
5,528	ETFS Physical Palladium Shares (j)	394,202
112,395	iShares Gold Trust (j)	1,286,923
28,636	SPDR Gold Trust (j)	3,254,767

Total Exchange Traded Fund (Cost $6,560,807)		5,452,576

Securities Held as Collateral for Securities on Loan (4.7%):
$39,165,832	Allianz Variable Insurance Products Securities Lending Collateral Trust (l)	39,165,832

Total Securities Held as Collateral for Securities on Loan (Cost $39,165,832)		39,165,832

Unaffiliated Investment Companies (3.9%):
5,485,124	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (g) (m)	5,485,124
27,001,114	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01% (g)	27,001,114

Total Unaffiliated Investment Company (Cost $32,486,238)		32,486,238

Total Investment Securities (Cost $834,604,721)(n)—103.5% 868,902,386
Net other assets (liabilities)—(3.5)%		(32,118,804)

Net Assets—100.0%		$836,783,582

Percentages indicated are based on net assets as of March 31, 2015.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
MTN	—	Medium Term Note
SPDR	—	Standard & Poor’s Depository Receipts
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2015. The total value of securities on loan as of March 31, 2015, was $37,886,112.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 0.92% of the net assets of the fund.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2015. The total of all such securities represent 1.00% of the net assets of the fund.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(e)	Variable rate security. The rate presented represents the rate in effect at March 31, 2015. The date presented represents the final maturity date.
(f)	Defaulted bond.
(g)	The rate represents the effective yield at March 31, 2015.
(h)	Principal amount is stated in 1,000 Brazilian Real Units.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).
(k)	Escrow Security due to bankruptcy.
(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2015.
(m)	All or a portion of these securities are held by the VIP Subsidiary.
(n)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2015:

Country	Percentage
	—%
Argentina	0.6%
Australia	1.3%
Bermuda	—%
Brazil	1.2%
Canada	1.3%
Cayman Islands	0.5%
Chile	0.1%
China	0.1%
Colombia	0.1%
Cyprus	—	%NM
Denmark	—	%NM
European Community	0.3%
France	2.2%
Germany	1.0%
Guernsey	—%
Hong Kong	0.9%
Hungary	0.1%
India	0.3%
Indonesia	0.3%
Ireland	—	%NM
Ireland (Republic of)	0.4%
Israel	0.6%
Italy	1.8%
Japan	10.8%
Jersey	0.2%
Kazakhstan	—	%NM
Korea, Republic Of	0.3%
Luxembourg	0.2%
Malaysia	0.3%
Mexico	3.8%
Netherlands	1.4%
Norway	0.4%
Poland	0.4%
Portugal	—	%NM
Republic of Korea (South)	0.2%
Russian Federation	—	%NM
Singapore	0.9%
South Africa	—	%NM
Spain	0.3%
Sweden	0.2%
Switzerland	1.7%
Taiwan	0.2%
Thailand	0.1%
Turkey	0.2%
United Arab Emirates	0.1%
United Kingdom	5.1%
United States	60.1%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Cash of $1,969,996 has been deposited with a Prime broker for securities sold short as of March 31, 2015.

Securities Sold Short (-0.0%):(a)

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Brookdale Senior Living, Inc.	2.75%	6/15/18	$(72,000)	$(100,369)	$(99,990)	$379

				$(100,369)	$(99,990)	$379

Securities Sold Short (-0.2%):(a)

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Avery Dennison Corp.	$(778,902)	$(803,491)	$(24,589)
Camden Property Trust	(479,060)	(478,234)	826
Equity Residential Property Trust	(383,736)	(385,874)	(2,138)
Mead Johnson Nutrition Co.	(462,551)	(468,269)	(5,718)

	$(2,104,249)	$(2,135,868)	$(31,619)

Futures Contracts

Cash of $15,103,622 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
CAC 40 10 Euro April Futures (Euro)(a)	Short	4/17/15	(3)	$(162,425)	$(293)
Russell 2000 Mini Index June Futures (U.S. Dollar)(a)	Short	6/19/15	(27)	(3,372,031)	(66,788)
S&P 500 Index E-Mini June Futures (U.S. Dollar)(a)	Short	6/19/15	(189)	(19,474,560)	(92,761)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	Short	6/19/15	245	25,244,800	53,006
ASX SPI 200 Index June Futures (Australian Dollar)(a)	Long	6/18/15	1	112,055	909
Tokyo Price Index June Futures (Japanese Yen)(a)	Long	6/11/15	65	8,366,202	61,757
DJ EURO STOXX 50 June Futures (Euro)(a)	Long	6/19/15	30	1,171,101	5,767
German Stock Index June Futures (Euro)(a)	Long	6/19/15	13	4,196,541	(14,327)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	Long	6/19/15	131	16,886,719	165,785
S&P/Toronto Stock Exchange 60 Index June Futures (Canadian Dollar)(a)	Long	6/18/15	1	136,655	(221)
NASDAQ 100 E-Mini June Futures (U.S. Dollar)(a)	Long	6/19/15	4	346,360	(3,304)

Total					$109,530

Option Contracts(a)

Over-the-counter options purchased as of March 31, 2015 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbott Laboratories	Citigroup Global Markets	Call	USD	49.00	01/15/16	39,100	$63,475
Abbvie, Inc.	Barclays Bank	Call	USD	55.00	06/19/15	36,800	172,394
Activision Blizzard, Inc.	Deutsche Bank	Call	USD	19.00	01/15/16	40,927	194,582
Aetna, Inc.	Barclays Bank	Call	USD	80.00	06/19/15	30,000	810,914
Bank of America Corp.	Goldman Sachs	Call	USD	16.50	01/15/16	109,500	86,075
Citigroup, Inc.	Goldman Sachs	Call	USD	50.50	01/15/16	50,800	241,075
Devon Energy Corp.	Barclays Bank	Call	USD	75.00	04/17/15	14,653	43
Devon Energy Corp.	Citigroup Global Markets	Call	USD	75.00	04/17/15	14,652	43
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3500.00	03/16/18	424	212,602
Euro Stoxx 50 Index	Morgan Stanley	Call	EUR	3450.00	03/20/17	495	232,483
Euro Stoxx 50 Index	UBS Warburg	Call	EUR	3600.00	06/15/18	206	91,853
Euro Stoxx 50 Index	Citigroup Global Markets	Call	EUR	3500.00	06/16/17	462	197,781

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Euro Stoxx 50 Index	Bank of America	Call	EUR	3600.00	09/15/17	477	$194,159
Euro Stoxx 50 Index	Deutsche Bank	Call	EUR	3426.55	09/21/18	225	122,805
Euro Stoxx 50 Index	Barclays Bank	Call	EUR	3500.00	12/15/17	488	233,939
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3293.01	12/16/16	1,161	629,678
Euro Stoxx 50 Index	JPMorgan Chase	Call	EUR	3325.00	12/18/15	515	235,094
Gilead Sciences, Inc.	Citigroup Global Markets	Call	USD	95.00	01/15/16	7,700	89,809
GlaxoSmithKline Plc	Barclays Bank	Call	USD	44.00	08/21/15	77,164	228,139
GLDR Gold Shares(b)	JPMorgan Chase	Call	USD	120.00	09/18/15	16,400	43,934
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	220.00	01/15/16	5,500	16,315
Humana, Inc.	Goldman Sachs	Call	USD	125.00	06/19/15	18,048	975,150
International Business Machines Corp.	Deutsche Bank	Call	USD	182.00	01/15/16	7,500	22,954
International Business Machines Corp.	Barclays Bank	Call	USD	182.00	01/15/16	7,500	22,954
Johnson & Johnson	Deutsche Bank	Call	USD	110.00	07/17/15	76,700	32,899
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	59.00	01/15/16	39,100	185,498
Marathon Petroleum Corp.	Deutsche Bank	Call	USD	90.00	04/17/15	14,559	183,370
Marathon Petroleum Corp.	Goldman Sachs	Call	USD	100.00	04/17/15	18,250	68,641
Merck & Co., Inc.	Goldman Sachs	Call	USD	59.00	01/15/16	78,450	221,160
MetLife, Inc.	Goldman Sachs	Call	USD	57.50	01/15/16	60,533	72,769
MS Japan Custom Index	Morgan Stanley	Call	JPY	131.28	12/11/15	1,352,770	239,283
MS Japan Custom Index	Morgan Stanley	Call	JPY	139.99	12/11/15	349,532	43,072
Pfizer, Inc.	Citigroup Global Markets	Call	USD	33.00	01/15/16	151,300	449,537
Phillips 66	Deutsche Bank	Call	USD	75.00	05/15/15	3,737	19,432
Phillips 66	Citigroup Global Markets	Call	USD	75.00	05/15/15	18,767	97,586
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	90.00	01/15/16	46,970	132,467
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	355.61	03/17/17	4,134	236,161
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	372.06	09/15/17	3,057	148,466
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	348.12	09/16/16	4,376	256,697
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	347.97	12/16/16	3,668	221,399
Taiwan Stock Exchange	Citigroup Global Markets	Call	TWD	9000.77	09/21/16	6,700	152,597
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Call	TWD	9483.14	09/21/16	6,239	96,428
Taiwan Stock Exchange Weighted Index	Goldman Sachs	Call	TWD	9677.00	12/21/16	6,300	94,631
Tokyo Stock Exchange Index	Goldman Sachs	Call	JPY	1550.00	06/12/15	275,275	114,628
Tokyo Stock Exchange Index Topix	UBS Warburg	Call	JPY	1425.00	12/11/15	134,400	181,753
Tokyo Stock Exchange Price Index	Citigroup Global Markets	Call	JPY	1585.00	03/11/16	393,100	286,781
Tokyo Stock Exchange Price Index	Bank of America	Call	JPY	1525.00	12/11/15	263,891	222,439
Tokyo Stock Exchange Tokyo Price	Morgan Stanley	Call	JPY	1560.00	05/08/15	328,160	82,115
Tokyo Stock Exchange Tokyo Price	BNP Paribas	Call	JPY	1600.00	09/11/15	126,888	55,463
Tokyo Stock Exchange Tokyo Price	Bank of America	Call	JPY	1615.00	09/11/15	196,900	76,751
Tokyo Stock Exchange Tokyo Price	Citigroup Global Markets	Call	JPY	1585.00	12/11/15	278,384	169,600
Tokyo Stock Price Index	Morgan Stanley	Call	JPY	1600.00	06/12/15	200,892	68,684

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Wells Fargo & Co.	Goldman Sachs	Call	USD	60.00	01/15/16	18,400	$19,930
Chevron Corp.	Citigroup Global Markets	Put	USD	95.00	06/19/15	23,334	31,632
CONSOL Energy, Inc.	UBS Warburg	Put	USD	38.00	04/17/15	18,350	188,555
Ibovespa Brasil Sao Paulo Index	Goldman Sachs	Put	BRL	48000.00	06/17/15	105	36,301
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	BRL	47604.37	08/12/15	132	62,225
Russell 2000 Index	UBS Warburg	Put	USD	1190.00	04/17/15	3,180	12,169
Russell 2000 Index	Credit Suisse First Boston	Put	USD	1235.00	04/17/15	3,043	33,509
Russell 2000 Index	Deutsche Bank	Put	USD	1200.00	05/15/15	3,216	44,459
Russell 2000 Index	Morgan Stanley	Put	USD	1210.00	05/15/15	1,902	30,498
S&P 500 Index	Morgan Stanley	Put	USD	2025.00	04/17/15	1,181	12,722
S&P 500 Index	Morgan Stanley	Put	USD	2100.00	04/17/15	962	38,687
S&P 500 Index	Morgan Stanley	Put	USD	2025.00	04/24/15	1,181	17,988
S&P 500 Index	Morgan Stanley	Put	USD	2000.00	04/30/15	1,970	27,150
S&P 500 Index	Morgan Stanley	Put	USD	2025.00	04/30/15	1,181	22,096
S&P 500 Index	BNP Paribas	Put	USD	2050.00	04/30/15	3,544	90,329
S&P 500 Index	Citigroup Global Markets	Put	USD	2000.00	05/15/15	985	21,069
S&P 500 Index	UBS Warburg	Put	USD	2000.00	05/15/15	985	21,069
S&P 500 Index	Morgan Stanley	Put	USD	2025.00	05/15/15	1,181	32,062
Time Warner Cable, Inc.	Morgan Stanley	Put	USD	125.00	04/17/15	1,128	168
Transocean, Ltd.	Citigroup Global Markets	Put	USD	26.00	05/15/15	59,581	705,379

Total							$10,776,554

Over-the-counter options written as of March 31, 2015 were as follows:(a)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbott Laboratories	Citigroup Global Markets	Call	USD	55.00	01/15/16	39,100	$(16,933)
Abbvie, Inc.	Citigroup Global Markets	Call	USD	60.00	05/15/15	15,600	(20,211)
Abbvie, Inc.	Barclays Bank	Call	USD	65.00	06/19/15	36,800	(23,676)
Activision Blizzard, Inc.	Deutsche Bank	Call	USD	24.00	01/15/16	40,927	(73,992)
Aetna, Inc.	Barclays Bank	Call	USD	90.00	06/19/15	30,000	(524,700)
Bank of America Corp.	Goldman Sachs	Call	USD	19.00	01/15/16	109,500	(26,615)
Citigroup, Inc.	Goldman Sachs	Call	USD	57.50	01/15/16	50,800	(89,975)
GlaxoSmithKline Plc	Barclays Bank	Call	USD	50.00	08/21/15	77,164	(36,123)
Humana, Inc.	Goldman Sachs	Call	USD	155.00	06/19/15	18,048	(459,551)
Ibovespa Brasil Sao Paulo Index	Goldman Sachs	Call	BRL	54500.00	06/17/15	105	(49,919)
Ibovespa Brasil Sao Paulo Index	Bank of America	Call	BRL	55416.37	08/12/15	132	(88,232)
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	66.00	01/15/16	39,100	(68,799)
Marathon Petroleum Corp.	Deutsche Bank	Call	USD	100.00	04/17/15	18,250	(68,641)
Merck & Co., Inc.	Goldman Sachs	Call	USD	65.00	01/15/16	78,450	(84,058)
MetLife, Inc.	Goldman Sachs	Call	USD	67.50	01/15/16	60,533	(12,359)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Pfizer, Inc.	Citigroup Global Markets	Call	USD	37.50	01/15/16	151,300	$(137,020)
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	105.00	01/15/16	46,970	(37,052)
Russell 2000 Index	UBS Warburg	Call	USD	1270.00	04/17/15	3,180	(20,583)
Russell 2000 Index	Morgan Stanley	Call	USD	1300.00	05/15/15	1,902	(12,086)
Russell 2000 Index	Deutsche Bank	Call	USD	1300.00	05/15/15	3,216	(20,436)
Tenet Healthcare Corp.	Goldman Sachs	Call	USD	49.00	08/21/15	9,341	(52,144)
Tesla Motors, Inc.	Deutsche Bank	Call	USD	210.00	06/19/15	1,841	(14,529)
Tokyo Stock Exchange Tokyo Price	Citigroup Global Markets	Call	JPY	1800.00	12/11/15	278,384	(44,587)
Twitter, Inc.	Citigroup Global Markets	Call	USD	50.00	06/19/15	9,726	(49,417)
Twitter, Inc.	Credit Suisse First Boston	Call	USD	55.00	06/19/15	7,900	(19,200)
CONSOL Energy, Inc.	Barclays Bank	Put	USD	38.00	04/17/15	18,350	(188,555)
CONSOL Energy, Inc.	UBS Warburg	Put	USD	39.00	04/17/15	29,252	(329,806)
Euro Stoxx 50 Index	Deutsche Bank	Put	EUR	2586.07	09/21/18	225	(52,285)
General Electric Co.	Deutsche Bank	Put	USD	23.00	06/19/15	73,725	(21,442)
Ibovespa Brasil Sao Paulo Index	Goldman Sachs	Put	BRL	39600.00	06/17/15	105	(4,914)
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	BRL	41501.25	08/12/15	132	(21,350)
MS Japan Custom Index	Morgan Stanley	Put	JPY	128.68	12/11/15	1,352,770	(32,774)
MS Japan Custom Index	Morgan Stanley	Put	JPY	137.22	12/11/15	349,532	(14,143)
Russell 2000 Index	Credit Suisse First Boston	Put	USD	1150.00	04/17/15	3,043	(4,265)
Russell 2000 Index	Deutsche Bank	Put	USD	1100.00	05/15/15	3,216	(9,903)
Russell 2000 Index	Morgan Stanley	Put	USD	1110.00	05/15/15	1,902	(6,883)
S&P 500 Index	BNP Paribas	Put	USD	1965.00	04/30/15	3,544	(31,826)
Taiwan Stock Exchange	Citigroup Global Markets	Put	TWD	8100.70	09/21/16	6,700	(55,845)
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Put	TWD	8691.29	09/21/16	6,239	(87,858)
Taiwan Stock Exchange Weighted Index	Goldman Sachs	Put	TWD	8868.97	12/21/16	6,300	(113,557)
Tokyo Stock Exchange Index	Goldman Sachs	Put	JPY	1425.00	06/12/15	275,275	(41,503)
Tokyo Stock Exchange Index Topix	UBS Warburg	Put	JPY	1225.00	12/11/15	134,400	(18,671)
Tokyo Stock Exchange Price Index	Citigroup Global Markets	Put	JPY	1435.00	03/11/16	393,100	(229,991)
Tokyo Stock Exchange Price Index	Bank of America	Put	JPY	1425.00	12/11/15	263,891	(118,362)
Tokyo Stock Exchange Tokyo Price	Morgan Stanley	Put	JPY	1460.00	05/08/15	328,160	(36,816)
Tokyo Stock Exchange Tokyo Price	Bank of America	Put	JPY	1435.00	09/11/15	196,900	(65,146)
Tokyo Stock Exchange Tokyo Price	Citigroup Global Markets	Put	JPY	1400.00	12/11/15	278,384	(108,238)
Tokyo Stock Price Index	Morgan Stanley	Put	JPY	1475.00	06/12/15	200,892	(31,829)

Total							$(3,676,800)

Exchange-traded options purchased as of March 31, 2015 were as follows:

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
SPDR Gold Shares(b)	Call	USD	135.00	06/19/15	146	$1,606

Total						$1,606

Exchange-traded currency options purchased as of March 31, 2015 were as follows:(a)

Description	Counterparty	Strike Price	Expiration Date	Contracts	Fair Value
Japanese Yen Put Currency Option (USD/JPY)	JP Morgan Chase	116.00	06/19/15	39,096	$23,950

Total					$23,950

Over-the-counter interest rate swaptions purchased as of March 31, 2015 were as follows:(a)

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.50	06/30/15	4,001	$200,839
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.70	07/15/15	5,196	519,220
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.65	07/23/15	2,777	243,151
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	30,000	7,498
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	13,882	3,470
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.25	08/01/16	1,937,700	10,255
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.07	04/04/18	1,006,980	5,393

Total							$989,826

Over-the-counter interest rate swaptions written as of March 31, 2015 were as follows:(a)

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.25	06/30/15	4,001	$(65,531)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.40	07/23/15	1,190	(45,265)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	USD	2.05	07/23/15	793	(171,548)

Total							$(282,344)

Forward Currency Contracts(a)

At March 31, 2015, the Fund’s open forward currency contracts were as follows:

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse First Boston	4/16/15	1,019,000	$793,801	$775,206	$18,595
Australian Dollar	UBS Warburg	4/16/15	1,341,000	1,045,108	1,020,168	24,940
Australian Dollar	Deutsche Bank	4/23/15	2,177,701	1,699,042	1,655,978	43,064
Australian Dollar	Morgan Stanley	4/24/15	2,168,000	1,691,365	1,648,500	42,865
Australian Dollar	Deutsche Bank	5/7/15	2,195,700	1,668,732	1,668,312	420
Australian Dollar	Morgan Stanley	5/8/15	945,200	713,697	718,132	(4,435)
Brazilian Real	BNP Paribas	4/10/15	5,170,687	1,764,619	1,616,317	148,302
Brazilian Real	Morgan Stanley	4/10/15	4,683,262	1,599,638	1,463,951	135,687
Brazilian Real	Deutsche Bank	5/22/15	1,430,620	446,887	441,764	5,123
British Pound	UBS Warburg	4/23/15	1,312,000	1,964,202	1,945,643	18,559
Canadian Dollar	Credit Suisse First Boston	4/24/15	1,501,916	1,180,000	1,185,643	(5,643)
Chilean Peso	Morgan Stanley	8/24/15	458,662,190	763,000	725,408	37,592
Chilean Peso	UBS Warburg	8/26/15	460,660,910	766,000	728,430	37,570
Chilean Peso	JPMorgan Chase	9/15/15	468,006,000	770,000	738,632	31,368
Chinese Renminbi	JPMorgan Chase	6/9/15	7,350,064	1,169,000	1,176,370	(7,370)
Chinese Renminbi	Morgan Stanley	8/7/15	5,027,277	787,000	800,264	(13,264)
European Euro	Deutsche Bank	4/2/15	1,614,251	1,811,755	1,735,474	76,281
European Euro	Deutsche Bank	4/9/15	2,403,000	2,651,119	2,583,771	67,348
European Euro	Credit Suisse First Boston	4/10/15	1,317,000	1,488,487	1,416,094	72,393
European Euro	UBS Warburg	4/16/15	2,029,211	2,206,712	2,182,071	24,641
European Euro	BNP Paribas	6/4/15	1,057,177	1,156,471	1,137,568	18,903
Indonesian Rupiah	Credit Suisse First Boston	5/29/15	10,524,385,000	797,000	793,907	3,093
Japanese Yen	Credit Suisse First Boston	4/2/15	174,640,128	1,467,564	1,456,305	11,259
Japanese Yen	UBS Warburg	4/2/15	174,802,944	1,468,315	1,457,663	10,652
Japanese Yen	Deutsche Bank	4/20/15	160,000,000	1,369,259	1,334,656	34,603
Japanese Yen	BNP Paribas	4/24/15	173,572,532	1,450,818	1,447,967	2,851
Japanese Yen	Credit Suisse First Boston	4/30/15	149,504,150	1,248,391	1,247,306	1,085
Japanese Yen	HSBC Bank	4/30/15	163,526,060	1,365,363	1,364,291	1,072
Japanese Yen	Credit Suisse First Boston	5/7/15	280,000,000	2,373,555	2,336,210	37,345
Japanese Yen	JPMorgan Chase	5/7/15	692,718,305	5,716,226	5,779,768	(63,542)
Japanese Yen	Morgan Stanley	5/8/15	386,625,830	3,241,955	3,225,890	16,065
Japanese Yen	UBS Warburg	5/8/15	157,227,800	1,317,213	1,311,861	5,352
Japanese Yen	Deutsche Bank	5/12/15	240,000,000	2,044,293	2,002,577	41,716
Japanese Yen	Deutsche Bank	5/14/15	475,268,331	3,921,000	3,965,761	(44,761)
Japanese Yen	JPMorgan Chase	5/14/15	475,699,641	3,921,000	3,969,360	(48,360)
Japanese Yen	BNP Paribas	5/15/15	477,274,619	3,946,000	3,982,546	(36,546)
Japanese Yen	Credit Suisse First Boston	5/21/15	174,640,128	1,456,263	1,457,355	(1,092)
Japanese Yen	UBS Warburg	5/21/15	174,802,944	1,457,590	1,458,714	(1,124)
Japanese Yen	Credit Suisse First Boston	5/22/15	239,224,168	1,994,000	1,996,325	(2,325)
Japanese Yen	UBS Warburg	6/1/15	270,000,000	2,265,671	2,253,426	12,245
Japanese Yen	UBS Warburg	6/22/15	330,000,000	2,734,742	2,755,156	(20,414)
Japanese Yen	Credit Suisse First Boston	7/10/15	160,000,000	1,347,936	1,336,246	11,690
Japanese Yen	Deutsche Bank	8/10/15	200,000,000	1,687,764	1,671,211	16,553
Korean Won	Credit Suisse First Boston	5/5/15	1,738,304,400	1,554,000	1,565,828	(11,828)
Korean Won	Deutsche Bank	5/5/15	2,106,297,120	1,916,000	1,897,308	18,692
Korean Won	Morgan Stanley	6/12/15	2,214,686,800	1,982,000	1,996,332	(14,332)
Mexican Peso	Credit Suisse First Boston	4/1/15	15,069,840	1,100,261	988,108	112,153
Mexican Peso	Credit Suisse First Boston	4/10/15	11,460,330	755,062	750,930	4,132
Mexican Peso	UBS Warburg	4/10/15	11,721,951	781,000	768,072	12,928
Mexican Peso	UBS Warburg	4/16/15	11,586,000	776,490	758,856	17,634
Mexican Peso	BNP Paribas	4/17/15	11,662,609	777,310	763,822	13,488
Mexican Peso	Deutsche Bank	4/17/15	11,671,400	777,342	764,398	12,944
Mexican Peso	UBS Warburg	4/23/15	4,075,979	269,328	266,841	2,487
Mexican Peso	JPMorgan Chase	4/30/15	15,228,490	1,115,804	996,485	119,319
Mexican Peso	BNP Paribas	5/28/15	23,591,400	1,608,304	1,540,613	67,691
Mexican Peso	JPMorgan Chase	6/11/15	23,173,000	1,548,459	1,511,975	36,484
Mexican Peso	Morgan Stanley	6/25/15	15,684,420	1,040,460	1,022,500	17,960
Mexican Peso	UBS Warburg	7/9/15	32,787,660	2,232,914	2,135,377	97,537
Mexican Peso	Credit Suisse First Boston	7/23/15	15,844,030	1,070,275	1,030,798	39,477
Mexican Peso	Deutsche Bank	7/23/15	12,143,770	803,399	790,062	13,337
Mexican Peso	Credit Suisse First Boston	8/6/15	31,846,000	2,134,093	2,069,693	64,400
Mexican Peso	BNP Paribas	8/20/15	12,141,100	802,097	788,228	13,869
Mexican Peso	Deutsche Bank	8/20/15	15,861,480	1,038,497	1,029,763	8,734

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Mexican Peso	BNP Paribas	9/3/15	11,962,030	$755,465	$775,784	$(20,319)
Mexican Peso	Morgan Stanley	9/17/15	31,997,050	2,078,829	2,072,945	5,884
Singapore Dollar	Morgan Stanley	5/7/15	1,095,252	786,000	797,663	(11,663)
Swiss Franc	BNP Paribas	4/24/15	1,977,435	1,967,000	2,037,526	(70,526)

				$106,398,942	$105,088,104	$1,310,838

Long Contracts:
British Pound	Brown Brothers Harriman	4/27/15	139,400	$212,353	$206,719	$(5,634)
Chilean Peso	JPMorgan Chase	9/15/15	468,006,000	749,197	738,632	(10,565)
European Euro	Deutsche Bank	4/2/15	1,614,251	1,703,698	1,735,474	31,776
European Euro	Deutsche Bank	4/9/15	814,667	854,512	875,952	21,440
European Euro	Credit Suisse First Boston	4/10/15	1,317,000	1,392,688	1,416,094	23,406
European Euro	UBS Warburg	4/16/15	2,029,211	2,151,574	2,182,071	30,497
European Euro	Brown Brothers Harriman	4/27/15	689,900	762,402	741,981	(20,421)
Indian Rupee	Credit Suisse First Boston	6/26/15	89,750,618	1,407,627	1,407,813	186
Indian Rupee	Credit Suisse First Boston	8/5/15	48,714,560	752,000	757,921	5,921

				$9,986,051	$10,062,657	$76,606

Centrally Cleared Credit Default Swap Agreements—Buy Protection(a)(c)

At March 31, 2015, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at March 31, 2015 (%)(d)	Notional Amount ($)(e)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 23	JPMorgan Chase	12/20/19	3.06	17,068	5.00	(1,398)	(1,181)	(217)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 24	JPMorgan Chase	6/20/20	3.43	853,396	5.00	(61,445)	(61,445)	—

						(62,843)	$(62,626)	(217)

Centrally Cleared Credit Default Swap Agreements—Sell Protection(a)(c)

At March 31, 2015, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at March 31, 2015 (%)(d)	Notional Amount (€)(e)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
iTraxx Europe Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 23	JPMorgan Chase	6/20/20	2.61	1,576,469	5.00	180,143	193,697	(13,554)

						180,143	193,697	(13,554)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Over-the-Counter Interest Rate Swap Agreements(a)

At March 31, 2015, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)	Value ($)		Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.23	3/15/17	Bank of America	1,597,500	JPY	(8,387)	(8,387)
Receive	3-Month U.S. Dollar LIBOR BBA	2.06	3/17/20	Deutsche Bank	2,463,000	PLN	6,336	6,336
Receive	3-Month U.S. Dollar LIBOR BBA	2.05	3/19/20	Deutsche Bank	821,000	PLN	2,043	2,043

							(8)	(8)

Centrally Cleared Interest Rate Swap Agreements(a)

At March 31, 2015, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)	Premiums Paid/ (Received) ($)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Receive	3-Month U.S. Dollar LIBOR BBA	1.03	3/11/17	JPMorgan Chase	20,300,000	USD	243	(104,674)	(104,917)
Pay	3-Month U.S. Dollar LIBOR BBA	0.99	3/17/17	Citigroup Global Markets	39,700,000	USD	515	(167,053)	(167,568)
Pay	3-Month U.S. Dollar LIBOR BBA	0.97	3/17/17	Citigroup Global Markets	9,920,000	USD	128	(37,796)	(37,924)
Pay	3-Month U.S. Dollar LIBOR BBA	1.08	4/7/17	JPMorgan Chase	39,600,000	USD	489	(210,834)	(211,323)
Receive	3-Month U.S. Dollar LIBOR BBA	3.48	2/5/20	JPMorgan Chase	1,187,843	NZD	13	(5,906)	(5,919)
Receive	3-Month U.S. Dollar LIBOR BBA	3.59	2/9/20	JPMorgan Chase	2,032,000	NZD	22	(2,145)	(2,167)
Receive	3-Month U.S. Dollar LIBOR BBA	3.60	2/9/20	JPMorgan Chase	2,383,000	NZD	—	(1,702)	(1,702)
Pay	3-Month U.S. Dollar LIBOR BBA	1.88	3/11/20	JPMorgan Chase	8,260,000	USD	120	147,732	147,612
Pay	3-Month U.S. Dollar LIBOR BBA	2.89	6/12/20	JPMorgan Chase	963,198	AUD	12	19,180	19,168
Receive	3-Month U.S. Dollar LIBOR BBA	2.16	3/17/25	Citigroup Global Markets	2,180,000	USD	38	27,359	27,321
Receive	3-Month U.S. Dollar LIBOR BBA	2.18	3/17/25	Citigroup Global Markets	4,360,000	USD	76	63,812	63,736
Receive	3-Month U.S. Dollar LIBOR BBA	2.23	3/17/25	JPMorgan Chase	4,370,000	USD	76	85,734	85,658
Receive	3-Month U.S. Dollar LIBOR BBA	2.22	4/7/25	JPMorgan Chase	8,590,000	USD	148	145,972	145,824

								(40,321)	(42,201)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Total Return Swaps at March 31, 2015(a)

Counterparty	Receive/Pay Total Return	Expiration Date	Notional Amount (Local)	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	26,350,000	JPY	$29,603
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	26,800,000	JPY	25,851
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	27,850,000	JPY	49,366
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	25,515,000	JPY	40,677
Citigroup Global Markets	PT Siloam International Hospitals Tbk	4/13/15	132,258	USD	869
Credit Suisse First Boston	PT Siloam International Hospitals Tbk	2/11/16	175,702	USD	2,837

					$149,203

Amounts shown as “—” are either $0 or round to less than $1.

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).
(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.9%):
28,733,802	AZL Invesco Equity and Income Fund	$474,107,725

Total Affiliated Investment Company (Cost $424,662,358)		474,107,725

Unaffiliated Investment Companies (3.0%):
1,155,524	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	1,155,524
14,000,578	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	14,000,578

Total Unaffiliated Investment Companies (Cost $15,156,102)		15,156,102

Total Investment Securities (Cost $439,818,460)(b)—97.9%		489,263,827
Net other assets (liabilities)—2.1%		10,404,012

Net Assets—100.0%		$499,667,839

Percentages indicated are based on net assets as of March 31, 2015.

(a)	The rate represents the effective yield at March 31, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $10,912,765 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/15	77	$9,925,781	$98,158
S&P 500 Index E-Mini June Futures	Long	6/19/15	145	14,940,800	31,731

Total					$129,889

See accompanying notes to the schedules of portfolio investments.

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.8%):
21,051,104	AZL Franklin Templeton Founding Strategy Plus Fund	$291,768,297

Total Affiliated Investment Company (Cost $278,235,775)		291,768,297

Unaffiliated Investment Companies (3.0%):
141,696	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	141,696
9,000,370	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	9,000,370

Total Unaffiliated Investment Companies (Cost $9,142,066)		9,142,066

Total Investment Securities (Cost $287,377,841)(b)—97.8%		300,910,363
Net other assets (liabilities)—2.2%		6,656,389

Net Assets—100.0%		$307,566,752

Percentages indicated are based on net assets as of March 31, 2015.

(a)	The rate represents the effective yield at March 31, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $6,373,762 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/15	47	$6,058,594	$58,684
S&P 500 Index E-Mini June Futures	Long	6/19/15	89	9,170,560	17,188

Total					$75,872

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.7%):
24,081,278	AZL T. Rowe Price Capital Appreciation Fund	$394,692,143

Total Affiliated Investment Company (Cost $387,122,610)		394,692,143

Unaffiliated Investment Companies (1.5%):
2,423,434	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	2,423,434
4,000,165	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61% (a)	4,000,165

Total Unaffiliated Investment Companies (Cost $6,423,599)		6,423,599

Total Investment Securities (Cost $393,546,209)(b)—96.2%		401,115,742
Net other assets (liabilities)—3.8%		15,863,295

Net Assets—100.0%		$416,979,037

Percentages indicated are based on net assets as of March 31, 2015.

(a)	The rate represents the effective yield at March 31, 2015.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

March 31, 2015 (Unaudited)

Futures Contracts

Cash of $16,665,713 has been segregated to cover margin requirements for the following open contracts as of March 31, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	6/19/15	64	$8,250,000	$80,613
S&P 500 Index E-Mini June Futures	Long	6/19/15	120	12,364,800	20,414

Total					$101,027

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 12 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Balanced Index Strategy Fund

•	AZL Growth Index Strategy Fund

•	AZL MVP Balanced Strategy Fund

•	AZL MVP BlackRock Global Allocation Fund

•	AZL MVP Franklin Templeton Founding Strategy Plus Fund

•	AZL MVP Fusion Balanced Fund

•	AZL MVP Fusion Conservative Fund

•	AZL MVP Fusion Growth Fund

•	AZL MVP Fusion Moderate Fund

•	AZL MVP Growth Index Strategy Fund

•	AZL MVP Invesco Equity and Income Fund

•	AZL MVP T. Rowe Price Capital Appreciation Fund

The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The underlying Funds record their investments at fair value. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform to U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

During the period ended March 31, 2015, the AZL MVP BlackRock Global Allocation Fund primarily invested in shares of another mutual fund managed by Allianz Investment Management LLC (the “Manager”), the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the AZL MVP BlackRock Global Allocation Fund.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

As of March 31, 2015, the AZL MVP BlackRock Global Allocation Fund’s aggregate investment in the VIP Subsidiary was $794,108,889, representing 94.9% of the AZL MVP BlackRock Global Allocation Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The AZL MVP BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the VIP Subsidiary and the Cayman Subsidiary.

Real Estate Investment Trusts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The AZL MVP BlackRock Global Allocation Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, records an investment when the borrower withdraws money and records the interest as earned.

Securities Lending

To generate additional income, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at March 31, 2015 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type. Each Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Funds’ derivative positions could exceed 20% of each Fund’s value. Each Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Forward Currency Contracts

During the period ended March 31, 2015, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds may invest in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may purchase or write put and call options on a security or an index of securities. During the period ended March 31, 2015, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

The Funds had the following transactions in written call and put options during the period ended March 31, 2015:

The AZL MVP BlackRock Global Allocation Fund had the following transactions in purchased call and put options during the period ended March 31, 2015:

	Number of Contracts	Notional Amount(a)	Cost
Options outstanding at December 31, 2014	4,549,398	3,664,669	$8,743,630
Options purchased	2,849,999	67,692	5,739,194
Options exercised	—	—	—
Options expired	(580,172)	(220,380)	(1,744,084)
Options closed	(1,971,583)	(470,954)	(4,040,075)

Options outstanding at March 31, 2015	4,847,642	3,041,027	$8,698,665

The AZL MVP BlackRock Global Allocation Fund had the following transactions in written call and put options during the period ended March 31, 2015:

	Number of Contracts	Notional Amount(a)	Cost
Options outstanding at December 31, 2014	(4,751,478)	(3,100)	$(3,023,316)
Options written	(2,935,135)	(9,952)	(2,321,372)
Options exercised	31,192	—	70,847
Options expired	150,928	—	406,709
Options closed	2,450,187	7,068	1,835,972

Options outstanding at March 31, 2015	(5,054,306)	(5,984)	(3,032,160)

(a)	Includes swaptions and currency options, as applicable.

Swap Agreements

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of March 31, 2015, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of March 31, 2015 the Fund entered into

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2015, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments. A summary of each Fund’s investments in affiliated investment companies as of March 31, 2015 is as follows:

					Change in
				Net	Unrealized
	Fair Value	Purchases	Proceeds from	Realized	Appreciation/	Fair Value	Dividend
	12/31/14	at Cost	Sales	Gain(Loss)	Depreciation	3/31/15	Income
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$220,420,305	$9,812,312	$(5,328,115)	$59,719	$3,523,843	$228,488,064	$—
AZL International Index Fund	53,671,377	2,662,937	(3,064,066)	56,987	2,925,821	56,253,056	—
AZL Mid Cap Index Fund	33,040,394	28,828	(618,335)	209,335	1,487,622	34,147,844	—
AZL S&P 500 Index Fund, Class 2	113,073,935	5,288,384	(1,727,097)	440,684	587,782	117,663,688	—
AZL Small Cap Stock Index Fund	17,870,443	83,500	(408,633)	67,942	614,191	18,227,443	—

	$438,076,454	$17,875,961	$(11,146,246)	$834,667	$9,139,259	$454,780,095	$—

AZL Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$359,306,887	$18,095,297	$(6,504,070)	$75,889	$5,803,251	$376,777,254	$—
AZL International Index Fund	266,650,920	8,475,776	(9,151,684)	(24,717)	14,663,738	280,614,033	—
AZL Mid Cap Index Fund	161,878,009	86,080	(5,149,079)	460,481	7,695,450	164,970,941	—
AZL S&P 500 Index Fund, Class 2	570,401,744	18,921,967	(6,379,785)	757,434	4,264,868	587,966,228	—
AZL Small Cap Stock Index Fund	82,263,307	—	(2,551,863)	71,909	3,007,040	82,790,393	—

	$1,440,500,867	$45,579,120	$(29,736,481)	$1,340,996	$35,434,347	$1,493,118,849	$—

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$99,396,044	$7,833,762	$(871,688)	$(10,917)	$1,656,589	$108,003,790	$—
AZL International Index Fund	25,612,787	1,590,393	(716,436)	(27,913)	1,451,425	27,910,256	—
AZL Mid Cap Index Fund	15,666,234	535,107	(45,578)	1,849	818,039	16,975,651	—
AZL S&P 500 Index Fund, Class 2	48,840,683	3,903,065	(109,980)	14,261	433,966	53,081,995	—
AZL Small Cap Stock Index Fund	8,372,725	281,437	—	—	332,965	8,987,127	—

	$197,888,473	$14,143,764	$(1,743,682)	$(22,720)	$4,692,984	$214,958,819	$—

AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL Franklin Templeton Founding Strategy Plus Fund	$283,526,559	$10,363,577	$(5,065,015)	$(18,357)	$2,961,533	$291,768,297	$—

	$283,526,559	$10,363,577	$(5,065,015)	$(18,357)	$2,961,533	$291,768,297	$—

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

					Change in
				Net	Unrealized
	Fair Value	Purchases	Proceeds from	Realized	Appreciation/	Fair Value	Dividend
	12/31/14	at Cost	Sales	Gain(Loss)	Depreciation	3/31/15	Income
AZL MVP Fusion Balanced Fund
AZL BlackRock Capital Appreciation Fund	$19,875,712	$—	$(1,387,286)	$741,638	$(24,103)	$19,205,961	$—
AZL Dreyfus Research Growth Fund	19,727,257	—	(1,022,362)	296,309	259,077	19,260,281	—
AZL Federated Clover Small Cap Value Fund	26,186,044	—	(644,533)	(40,913)	440,597	25,941,195	—
AZL Gateway Fund	26,259,806	—	(575,077)	36,790	227,769	25,949,288	—
AZL International Index Fund	36,428,892	190,751	(596,962)	41,058	1,939,198	38,002,937	—
AZL Invesco Growth and Income Fund	32,548,310	—	(409,081)	116,774	(309,774)	31,946,229	—
AZL Invesco International Equity Fund	37,266,902	164,408	(456,563)	47,497	1,321,620	38,343,864	—
AZL JPMorgan International Opportunities Fund	49,084,204	1,032,966	(1,301,056)	37,982	1,710,853	50,564,949	—
AZL JPMorgan U.S. Equity Fund	51,657,319	—	(1,491,989)	709,653	124,168	50,999,151	—
AZL MetWest Total Return Bond Fund	142,794,878	2,867,148	(3,341,551)	32,252	1,826,772	144,179,499	—
AZL MFS Investors Trust Fund	19,852,080	—	(788,773)	373,696	(133,159)	19,303,844	—
AZL MFS Mid Cap Value Fund	13,475,398	—	(819,798)	322,090	140,679	13,118,369	—
AZL MFS Value Fund	38,891,140	—	(749,131)	325,626	(48,452)	38,419,183	—
AZL Mid Cap Index Fund	13,461,097	—	(1,083,583)	355,282	317,850	13,050,646	—
AZL Morgan Stanley Global Real Estate Fund	19,811,486	—	(1,377,490)	260,976	582,517	19,277,489	—
AZL Morgan Stanley Mid Cap Growth Fund	13,110,612	—	(922,052)	133,459	275,866	12,597,885	—
AZL NFJ International Value Fund	24,048,617	1,221,017	—	—	173,829	25,443,463	—
AZL Oppenheimer Discovery Fund	32,684,920	—	(2,921,155)	725,187	1,661,974	32,150,926	—
AZL Pyramis Core Bond Fund	143,165,670	2,017,365	(3,683,249)	93,616	2,584,374	144,177,776	—
AZL Russell 1000 Growth Index Fund	29,398,512	—	(1,614,580)	704,812	362,037	28,850,781	—
AZL Russell 1000 Value Index Fund	54,709,819	195,331	(161,661)	16,415	(490,606)	54,269,298	—
AZL Schroder Emerging Markets Equity Fund, Class 2	11,804,530	340,665	—	—	374,404	12,519,599	—
AZL Wells Fargo Large Cap Growth Fund	19,884,319	—	(1,357,416)	181,086	510,431	19,218,420	—
NFJ Dividend Value Portfolio	19,823,707	—	(516,138)	125,287	(458,058)	18,974,798	—
PIMCO PVIT Global Advantage Strategy Bond Portfolio	12,318,514	222,435	—	—	(207,581)	12,333,368	30,030
PIMCO PVIT High Yield Portfolio	38,611,944	—	(672,141)	(11,268)	945,722	38,874,257	493,077
PIMCO PVIT Low Duration Portfolio	76,991,971	194,449	(478,319)	(6,035)	648,111	77,350,177	131,921
PIMCO PVIT Real Return Portfolio	50,425,165	639,756	(184,065)	(13,344)	897,942	51,765,454	12,502
PIMCO PVIT Total Return Portfolio	142,843,162	3,519,730	(5,209,691)	121,238	2,975,508	144,249,947	477,473

	$1,217,141,987	$12,606,021	$(33,765,702)	$5,727,163	$18,629,565	$1,220,339,034	$1,145,003

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

					Change in
				Net	Unrealized
	Fair Value	Purchases	Proceeds from	Realized	Appreciation/	Fair Value	Dividend
	12/31/14	at Cost	Sales	Gain(Loss)	Depreciation	3/31/15	Income
AZL MVP Fusion Conservative Fund
AZL BlackRock Capital Appreciation Fund	$2,728,425	$—	$(148,773)	$3,304	$96,723	$2,679,679	$—
AZL Dreyfus Research Growth Fund	2,703,135	23,004	(109,807)	15,007	61,920	2,693,259	—
AZL Federated Clover Small Cap Value Fund	4,065,573	126,763	(156,439)	(4,148)	71,167	4,102,916	—
AZL Gateway Fund	4,076,672	—	(43,036)	1,436	39,915	4,074,987	—
AZL International Index Fund	5,345,818	96,316	(351,407)	4,627	289,534	5,384,888	—
AZL Invesco Growth and Income Fund	6,740,134	296,102	(273,438)	19,717	(49,961)	6,732,554	—
AZL Invesco International Equity Fund	5,430,116	23,106	(218,782)	9,881	189,583	5,433,904	—
AZL JPMorgan International Opportunities Fund	5,341,461	91,375	(262,453)	(3,707)	195,829	5,362,505	—
AZL JPMorgan U.S. Equity Fund	8,088,866	263,658	(445,509)	70,709	69,520	8,047,244	—
AZL MetWest Total Return Bond Fund	37,739,616	1,091,859	(1,481,203)	8,056	475,564	37,833,892	—
AZL MFS Investors Trust Fund	2,725,571	31,793	(96,863)	11,557	22,709	2,694,767	—
AZL MFS Mid Cap Value Fund	2,722,282	25,341	(85,523)	8,982	86,853	2,757,935	—
AZL MFS Value Fund	8,086,530	336,867	(368,031)	41,486	25,163	8,122,015	—
AZL Mid Cap Index Fund	2,722,937	—	(119,718)	13,854	125,331	2,742,404	—
AZL Morgan Stanley Global Real Estate Fund	2,711,474	30,861	(139,303)	19,947	95,540	2,718,519	—
AZL Morgan Stanley Mid Cap Growth Fund	2,715,303	1,251	(112,020)	4,379	77,946	2,686,859	—
AZL Oppenheimer Discovery Fund	5,421,347	130,242	(560,608)	64,154	339,109	5,394,244	—
AZL Pyramis Core Bond Fund	37,778,544	735,910	(1,419,627)	35,543	666,027	37,796,397	—
AZL Russell 1000 Growth Index Fund	3,056,008	—	(137,494)	14,357	97,950	3,030,821	—
AZL Russell 1000 Value Index Fund	8,406,436	376,228	(278,744)	6,518	(72,590)	8,437,848	—
AZL Wells Fargo Large Cap Growth Fund	2,722,503	5,450	(137,586)	20,686	75,711	2,686,764	—
NFJ Dividend Value Portfolio	4,064,492	108,352	(84,960)	4,895	(72,898)	4,019,881	—
PIMCO PVIT Global Advantage Strategy Bond Portfolio	2,661,241	86,301	—	—	(45,584)	2,701,958	6,571
PIMCO PVIT High Yield Portfolio	13,675,957	179,408	(526,973)	(6,201)	334,639	13,656,830	173,154
PIMCO PVIT Low Duration Portfolio	24,316,703	745,518	(789,980)	(9,488)	212,258	24,475,011	41,771
PIMCO PVIT Real Return Portfolio	13,396,134	407,323	(449,753)	(40,317)	277,011	13,590,398	3,308
PIMCO PVIT Total Return Portfolio	37,760,300	1,297,051	(2,014,287)	34,682	770,756	37,848,502	125,947

	$257,203,578	$6,510,079	$(10,812,317)	$349,916	$4,455,725	$257,706,981	$350,751

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

					Change in
				Net	Unrealized
	Fair Value	Purchases	Proceeds from	Realized	Appreciation/	Fair Value	Dividend
	12/31/14	at Cost	Sales	Gain(Loss)	Depreciation	3/31/15	Income
AZL MVP Fusion Growth Fund
AZL BlackRock Capital Appreciation Fund	$26,500,875	$—	$(1,911,876)	$1,124,912	$(199,743)	$25,514,168	$—
AZL Dreyfus Research Growth Fund	26,393,340	—	(1,400,729)	439,160	275,497	25,707,268	—
AZL Federated Clover Small Cap Value Fund	26,549,309	—	(948,612)	(21,827)	405,549	25,984,419	—
AZL Gateway Fund	25,849,557	—	(379,623)	14,263	243,215	25,727,412	—
AZL International Index Fund	49,702,805	54,613	(1,514,771)	88,399	2,600,491	50,931,537	—
AZL Invesco Growth and Income Fund	26,410,038	—	(670,663)	243,899	(406,652)	25,576,622	—
AZL Invesco International Equity Fund	60,164,639	—	(2,500,017)	436,843	1,709,784	59,811,249	—
AZL JPMorgan International Opportunities Fund	67,395,226	—	(1,921,794)	136	2,323,768	67,797,336	—
AZL JPMorgan U.S. Equity Fund	52,281,965	—	(2,240,386)	1,368,706	(555,323)	50,854,962	—
AZL MetWest Total Return Bond Fund	33,744,568	—	(459,768)	8,362	426,602	33,719,764	—
AZL MFS Investors Trust Fund	17,811,292	—	(735,535)	437,943	(238,288)	17,275,412	—
AZL MFS Mid Cap Value Fund	17,923,175	—	(1,099,473)	497,840	92,503	17,414,045	—
AZL MFS Value Fund	34,986,619	—	(1,062,601)	458,650	(227,398)	34,155,270	—
AZL Mid Cap Index Fund	9,085,516	—	(633,913)	364,879	72,525	8,889,007	—
AZL Morgan Stanley Global Real Estate Fund	26,098,025	—	(1,999,640)	291,050	793,820	25,183,255	—
AZL Morgan Stanley Mid Cap Growth Fund	17,807,714	—	(1,180,835)	181,055	321,412	17,129,346	—
AZL NFJ International Value Fund	33,059,509	34,077	—	—	230,561	33,324,147	—
AZL Oppenheimer Discovery Fund	26,496,826	—	(2,609,120)	576,723	1,294,938	25,759,367	—
AZL Pyramis Core Bond Fund	33,618,179	—	(295,763)	8,079	619,540	33,950,035	—
AZL Russell 1000 Growth Index Fund	22,136,992	—	(1,371,580)	491,880	277,574	21,534,866	—
AZL Russell 1000 Value Index Fund	39,325,334	—	(630,247)	54,572	(398,032)	38,351,627	—
AZL Schroder Emerging Markets Equity Fund	12,079,658	—	—	—	378,518	12,458,176	—
AZL Wells Fargo Large Cap Growth Fund	22,208,980	—	(1,559,181)	178,919	560,074	21,388,792	—
NFJ Dividend Value Portfolio	17,829,946	—	(518,761)	124,585	(434,560)	17,001,210	—
PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,429,424	415,389	—	—	(415,141)	24,429,672	59,901
PIMCO PVIT High Yield Portfolio	8,605,808	—	(96,845)	(1,290)	208,865	8,716,538	110,016
PIMCO PVIT Low Duration Portfolio	8,587,823	—	(9,128)	(43)	71,561	8,650,213	14,713
PIMCO PVIT Real Return Portfolio	16,428,197	—	—	—	286,160	16,714,357	4,057
PIMCO PVIT Total Return Portfolio	33,812,676	—	(789,077)	18,894	706,346	33,748,839	111,641

	$817,324,015	$504,079	$(28,539,938)	$7,386,589	$11,024,166	$807,698,911	$300,328

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

					Change in
				Net	Unrealized
	Fair Value	Purchases	Proceeds from	Realized	Appreciation/	Fair Value	Dividend
	12/31/14	at Cost	Sales	Gain(Loss)	Depreciation	3/31/15	Income
AZL MVP Fusion Moderate Fund
AZL BlackRock Capital Appreciation Fund	$56,986,238	$—	$(3,585,178)	$1,900,452	$121,352	$55,422,864	$—
AZL Dreyfus Research Growth Fund	56,623,219	—	(2,691,140)	863,263	702,550	55,497,892	—
AZL Federated Clover Small Cap Value Fund	56,246,615	—	(1,121,615)	(75,290)	930,952	55,980,662	—
AZL Gateway Fund	69,831,357	—	(1,201,857)	43,559	653,665	69,326,724	—
AZL International Index Fund	127,823,253	14,167	—	—	6,860,614	134,698,034	—
AZL Invesco Growth and Income Fund	83,951,971	—	(664,077)	178,725	(697,167)	82,769,452	—
AZL Invesco International Equity Fund	145,549,441	—	(340,547)	32,263	5,271,809	150,512,966	—
AZL JPMorgan International Opportunities Fund	155,018,852	622,599	—	—	5,368,652	161,010,103	—
AZL JPMorgan U.S. Equity Fund	138,232,655	—	(3,650,556)	1,646,755	548,497	136,777,351	—
AZL MetWest Total Return Bond Fund	201,341,839	353,830	(2,888,355)	55,504	2,543,985	201,406,803	—
AZL MFS Investors Trust Fund	56,918,316	—	(1,883,323)	705,482	(43,656)	55,696,819	—
AZL MFS Mid Cap Value Fund	43,320,440	—	(2,551,040)	880,179	572,757	42,222,336	—
AZL MFS Value Fund	97,553,893	—	(1,690,896)	636,814	27,842	96,527,653	—
AZL Mid Cap Index Fund	29,335,210	—	(2,219,640)	572,617	873,556	28,561,743	—
AZL Morgan Stanley Global Real Estate Fund	56,501,171	—	(4,380,355)	674,113	1,709,160	54,504,089	—
AZL Morgan Stanley Mid Cap Growth Fund	41,608,536	—	(846,402)	35,385	1,195,209	41,992,728	—
AZL NFJ International Value Fund	88,772,000	1,427,903	—	—	630,858	90,830,761	—
AZL Oppenheimer Discovery Fund	70,672,892	—	(6,464,844)	1,477,291	3,601,193	69,286,532	—
AZL Pyramis Core Bond Fund	201,333,431	—	(2,657,742)	68,328	3,687,071	202,431,088	—
AZL Russell 1000 Growth Index Fund	67,056,266	—	(3,641,101)	1,561,627	822,424	65,799,216	—
AZL Russell 1000 Value Index Fund	107,478,243	—	—	—	(942,792)	106,535,451	—
AZL Schroder Emerging Markets Equity Fund	25,368,083	—	—	—	794,913	26,162,996	—
AZL Wells Fargo Large Cap Growth Fund	56,918,760	—	(3,422,104)	427,513	1,517,844	55,442,013	—
NFJ Dividend Value Portfolio	56,747,437	—	(644,039)	150,000	(1,132,125)	55,121,273	—
PIMCO PVIT Global Advantage Strategy Bond Portfolio	78,499,434	—	—	—	(1,311,752)	77,187,682	190,764
PIMCO PVIT High Yield Portfolio	55,136,145	—	(686,657)	(17,342)	1,350,653	55,782,799	706,413
PIMCO PVIT Low Duration Portfolio	82,364,548	—	(426,445)	(1,327)	686,884	82,623,660	140,934
PIMCO PVIT Real Return Portfolio	80,533,389	—	(511,012)	(27,692)	1,438,383	81,433,068	19,809
PIMCO PVIT Total Return Portfolio	201,799,438	600,728	(4,876,086)	73,687	4,252,767	201,850,534	666,581

	$2,589,523,072	$3,019,227	$(53,045,011)	$11,861,906	$42,036,098	$2,593,395,292	$1,724,501

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

					Change in
				Net	Unrealized
	Fair Value	Purchases	Proceeds from	Realized	Appreciation/	Fair Value	Dividend
	12/31/14	at Cost	Sales	Gain(Loss)	Depreciation	3/31/15	Income
AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$268,142,739	$15,405,001	$(1,195,325)	$(25,744)	$4,458,424	$286,785,095	$—
AZL International Index Fund	211,919,894	6,657,776	(2,974,017)	(141,751)	11,681,224	227,143,126	—
AZL Mid Cap Index Fund	123,162,130	2,399,412	—	—	6,425,211	131,986,753	—
AZL S&P 500 Index Fund, Class 2	397,761,428	27,450,651	(772,439)	82,644	3,492,700	428,014,984	—
AZL Small Cap Stock Index Fund	62,588,596	1,173,718	—	—	2,441,543	66,203,857	—

	$1,063,574,787	$53,086,558	$(4,941,781)	$(84,851)	$28,499,102	$1,140,133,815	$—

AZL MVP Invesco Equity and Income Fund
AZL Invesco Equity and Income Fund	$445,091,201	$29,989,583	$(1,096,278)	$49,000	$74,219	$474,107,725	$—

	$445,091,201	$29,989,583	$(1,096,278)	$49,000	$74,219	$474,107,725	$—

AZL MVP T. Rowe Price Capital Appreciation Fund
AZL T. Rowe Price Capital Appreciation Fund	$272,633,406	$112,045,969	$(69,489)	$(6,173)	$10,088,430	$394,692,143	$—

	$272,633,406	$112,045,969	$(69,489)	$(6,173)	$10,088,430	$394,692,143	$—

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options contracts are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

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March 31, 2015 (Unaudited)

or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Trust utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2015 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$454,780,095	$—	$—	$454,780,095

Total Investment Securities	$454,780,095	$—	$—	$454,780,095

AZL Growth Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,493,118,849	$—	$—	$1,493,118,849
Unaffiliated Investment Company	120,320	—	—	120,320

Total Investment Securities	$1,493,239,169	$—	$—	$1,493,239,169

AZL MVP Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$214,958,819	$—	$—	$214,958,819
Unaffiliated Investment Companies	5,916,803	—	—	5,916,803

Total Investment Securities	220,875,622	—	—	220,875,622

Other Financial Instruments:*
Futures Contracts	63,689	—	—	63,689

Total Investments	$220,939,311	$—	$—	$220,939,311

AZL MVP BlackRock Global Allocation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,260,750	$5,124,378	$—	$9,385,128
Air Freight & Logistics	3,661,094	387,003	—	4,048,097
Airlines	1,314,738	1,799,516	—	3,114,254
Auto Components	1,938,153	8,459,865	—	10,398,018
Automobiles	2,486,350	12,864,353	—	15,350,703
Banks	17,766,392	13,844,852	—	31,611,244
Beverages	4,583,122	2,482,285	—	7,065,407
Biotechnology	7,620,756	174,049	—	7,794,805
Building Products	—	1,541,744	—	1,541,744
Capital Markets	4,961,727	933,183	—	5,894,910
Chemicals	3,533,030	12,224,110	—	15,757,140
Commercial Services & Supplies	170,280	267,428	—	437,708
Communications Equipment	4,499,050	1,020,840	—	5,519,890
Construction & Engineering	—	1,650,876	—	1,650,876
Distributors	—	58,305	—	58,305
Diversified Consumer Services	—	28,369	—	28,369
Diversified Financial Services	2,628,022	891,770	—	3,519,792
Diversified Telecommunication Services	4,501,012	4,441,709	—	8,942,721
Electric Utilities	1,601,234	1,061,394	—	2,662,628
Electrical Equipment	3,557,685	3,052,103	—	6,609,788
Electronic Equipment, Instruments & Components	333,563	4,244,659	—	4,578,222
Energy Equipment & Services	1,954,951	1,859,666	1,782,891	5,597,508
Food & Staples Retailing	1,236,461	353,035	—	1,589,496
Food Products	1,010,271	5,348,714	—	6,358,985
Gas Utilities	—	1,849,603	—	1,849,603
Health Care Equipment & Supplies	3,199,100	213,930	—	3,413,030
Health Care Providers & Services	11,126,139	6,868,224	—	17,994,363

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Household Durables	137,387	1,577,652	—	1,715,039
Industrial Conglomerates	5,135,594	3,364,138	—	8,499,732
Insurance	7,345,684	6,964,910	—	14,310,594
Internet & Catalog Retail	—	4,715	—	4,715
Internet Software & Services	15,709,092	990,924	2,328,046	19,028,062
IT Services	8,550,599	1,616,499	—	10,167,098
Leisure Products	—	1,341,806	—	1,341,806
Machinery	3,854,362	4,583,513	—	8,437,875
Media	8,658,892	544,058	—	9,202,950
Metals & Mining	11,541,417	5,767,731	—	17,309,148
Multiline Retail	304,752	436,791	—	741,543
Multi-Utilities	2,618,574	1,420,274	—	4,038,848
Oil, Gas & Consumable Fuels	24,673,899	9,751,310	1,096,000	35,521,209
Personal Products	328,832	196,280	—	525,112
Pharmaceuticals	19,667,880	11,875,630	—	31,543,510
Real Estate Management & Development	1,658,623	9,390,102	—	11,048,725
Road & Rail	5,436,442	2,636,702	—	8,073,144
Semiconductors & Semiconductor Equipment	447,897	3,138,083	—	3,585,980
Software	13,163,710	2,656,374	—	15,820,084
Specialty Retail	697,697	1,486,854	—	2,184,551
Technology Hardware, Storage & Peripherals	2,614,888	1,232,511	—	3,847,399
Tobacco	2,318,657	358,119	—	2,676,776
Trading Companies & Distributors	—	4,697,136	—	4,697,136
Transportation Infrastructure	—	86,848	319,739	406,587
Wireless Telecommunication Services	1,301,348	2,425,217	—	3,726,565
Other Common Stocks+	27,752,014	—	—	27,752,014
Preferred Stocks
Automobiles	—	2,224,380	—	2,224,380
Banks	5,247,947	628,078	—	5,876,025
Health Care Providers & Services	—	—	894,352	894,352
Oil, Gas & Consumable Fuels	—	—	730,222	730,222
Real Estate Management & Development	—	329,550	—	329,550
Semiconductors & Semiconductor Equipment	—	1,909,008	—	1,909,008
All Other Preferred Stocks+	2,291,459	—	—	2,291,459
Warrant	—	94,120	—	94,120
Convertible Preferred Stocks
Banks	—	331,840	—	331,840
All Other Convertible Preferred Stocks+	3,416,087	—	—	3,416,087
Right	—	9,650	—	9,650
Convertible Bonds+	—	17,504,255	—	17,504,255
Floating Rate Loans+
Media	—	—	292,000	292,000
All Other Floating Rate Loans+	—	8,165,811	—	8,165,811
Corporate Bonds+
Transportation Infrastructure	—	—	570,966	570,966
All Other Corporate Bonds+	—	20,786,264	—	20,786,264
Foreign Bonds+	—	87,751,072	—	87,751,072
Yankee Dollars+	—	30,386,024	—	30,386,024
U.S. Government Agency Mortgage	—	2,841,093	—	2,841,093
U.S. Treasury Obligations	—	164,622,690	—	164,622,690
Purchased Options	1,606	11,790,330	—	11,791,936
Exchange Traded Fund	5,452,576	—	—	5,452,576
Securities Held as Collateral for Securities on Loan	—	39,165,832	—	39,165,832

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Unaffiliated Investment Company	32,486,238	—	—	32,486,238

Total Investment Securities	300,758,033	560,130,137	8,014,216	868,902,386

Securities Sold Short	(2,135,868)	(99,990)	—	(2,235,858)
Other Financial Instruments:*
Futures Contracts	109,530	—	—	109,530
Written Options	—	(835,500)	—	(835,500)
Written Swaptions	—	(89,484)	—	(89,484)
Forward Currency Contracts	—	1,387,444	—	1,387,444
Credit Default Swaps	—	(13,771)	—	(13,771)
Interest Rate Swaps	—	(42,209)	—	(42,209)
Total Return Swaps	—	149,203	—	149,203

Total Investments	$298,731,695	$560,585,830	$8,014,216	$867,331,741

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$291,768,297	$—	$—	$291,768,297
Unaffiliated Investment Companies	9,142,066	—	—	9,142,066

Total Investment Securities	300,910,363	—	—	300,910,363

Other Financial Instruments:*
Futures Contracts	75,872	—	—	75,872

Total Investments	$300,986,235	$—	$—	$300,986,235

AZL MVP Fusion Balanced Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,220,339,034	$—	$—	$1,220,339,034
Unaffiliated Investment Companies	40,053,326	—	—	40,053,326

Total Investment Securities	1,260,392,360	—	—	1,260,392,360

Other Financial Instruments:*
Futures Contracts	381,613	—	—	381,613

Total Investments	$1,260,773,973	$—	$—	$1,260,773,973

AZL MVP Fusion Conservative Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$257,706,981	$—	$—	$257,706,981
Unaffiliated Investment Companies	7,128,497	—	—	7,128,497

Total Investment Securities	264,835,478	—	—	264,835,478

Other Financial Instruments:*
Futures Contracts	96,374	—	—	96,374

Total Investments	$264,931,852	$—	$—	$264,931,852

AZL MVP Fusion Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$807,698,911	$—	$—	$807,698,911
Unaffiliated Investment Company	33,001,361	—	—	33,001,361

Total Investment Securities	840,700,272	—	—	840,700,272

Other Financial Instruments:*
Futures Contracts	153,688	—	—	153,688

Total Investments	$840,853,960	$—	$—	$840,853,960

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL MVP Fusion Moderate Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$2,593,395,292	$—	$—	$2,593,395,292
Unaffiliated Investment Company	96,003,960	—	—	96,003,960

Total Investment Securities	2,689,399,252	—	—	2,689,399,252

Other Financial Instruments:*
Futures Contracts	654,865	—	—	654,865

Total Investments	$2,690,054,117	$—	$—	$2,690,054,117

AZL MVP Growth Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,140,133,815	$—	$—	$1,140,133,815
Unaffiliated Investment Companies	33,766,393	—	—	33,766,393

Total Investment Securities	1,173,900,208	—	—	1,173,900,208

Other Financial Instruments:*
Futures Contracts	236,334	—	—	236,334

Total Investments	$1,174,136,542	$—	$—	$1,174,136,542

AZL MVP Invesco Equity and Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$474,107,725	$—	$—	$474,107,725
Unaffiliated Investment Companies	15,156,102	—	—	15,156,102

Total Investment Securities	489,263,827	—	—	489,263,827

Other Financial Instruments:*
Futures Contracts	129,889	—	—	129,889

Total Investments	$489,393,716	$—	$—	$489,393,716

AZL MVP T. Rowe Price Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$394,692,143	$—	$—	$394,692,143
Unaffiliated Investment Companies	6,423,599	—	—	6,423,599

Total Investment Securities	401,115,742	—	—	401,115,742

Other Financial Instruments:*
Futures Contracts	101,027	—	—	101,027

Total Investments	$401,216,769	$—	$—	$401,216,769

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2015 are identified below.

AZL MVP BlackRock Global Allocation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Delta Topco, Ltd.	5/2/12	$379,997	$615,711	$319,739	0.04%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	701,862	567,978	570,966	0.07%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,782,891	0.21%
Grand Rounds, Inc., Series C, Preferred Shares, Series C, Preferred Shares	3/31/15	402,486	143,925	399,608	0.05%
Inversiones Alsacia SA, 8/18/18	12/23/14	—	495,000	—	—%
Invitae Corp., Series F, Preferred Shares	10/8/14	372,878	31,073	494,744	0.06%
Lookout, Inc., Series F, Preferred Shares, Series F, Preferred Shares	9/19/14	730,222	63,925	730,222	0.09%
Palantir Technologies, Inc.	3/27/14	712,042	116,157	1,032,636	0.12%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	20,000	0.00%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	2,328,046	0.28%

(a)	Acquisition date represents the initial purchase date of the security.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

6. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Funds may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. As required by law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instruments, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that a Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

7. Federal Tax Cost Information

At March 31, 2015, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL Balanced Index Strategy Fund	$353,112,694	$102,467,479	$(800,078)	$101,667,401
AZL Growth Index Strategy Fund	1,098,271,447	397,763,788	(2,796,066)	394,967,722
AZL MVP Balanced Index Strategy Fund	197,864,055	23,314,938	(303,371)	23,011,567
AZL MVP BlackRock Global Allocation Fund	837,488,357	69,685,761	(38,271,732)	31,414,029
AZL MVP Franklin Templeton Founding Strategy Plus Fund	287,543,326	13,532,522	(165,485)	13,367,037
AZL MVP Fusion Balanced Fund	1,050,386,021	225,984,773	(15,978,434)	210,006,339
AZL MVP Fusion Conservative Fund	239,424,315	27,483,698	(2,072,535)	25,411,163
AZL MVP Fusion Growth Fund	662,697,755	219,650,527	(41,648,010)	178,002,517
AZL MVP Fusion Moderate Fund	2,193,664,709	547,877,775	(52,143,232)	495,734,543
AZL MVP Growth Index Strategy Fund	1,021,577,532	152,821,301	(498,625)	152,322,676
AZL MVP Invesco Equity and Income Fund	439,822,364	49,445,367	(3,904)	49,441,463
AZL MVP T. Rowe Price Capital Appreciation Fund	393,557,811	7,569,533	(11,602)	7,557,931

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date May 27, 2015

By (Signature and Title)	/s/ Steve Rudden
Steve Rudden, Treasurer

Date May 27, 2015